Registration No. 2-82590
                                                             File No. 811-3694


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/

     PRE-EFFECTIVE AMENDMENT NO.___                                    / /


     POST-EFFECTIVE AMENDMENT NO. 27                                 /X/

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /X/


                AMENDMENT NO. 25                                     /X/

                   OPPENHEIMER GOLD & SPECIAL MINERALS FUND
------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)
             Two World Trade Center New York, New York 10048-0203
-------------------------------------------------------------------
                   (Address of Principal Executive Offices)
                                (212) 323-0200
-------------------------------------------------------------------
                         (Registrant's Telephone Number)
                             ANDREW J. DONOHUE, ESQ.
                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


      / / immediately  upon filing pursuant to paragraph (b)
      /X/ on October 15, 1997, pursuant to paragraph (b)
      / / 60 days after  filing  pursuant  to  paragraph  (a)(i)
      / / on _______, pursuant  to  paragraph  (a)(i)
      / / 75 days after filing pursuant to paragraph (a)(ii) / / on ---------- pursuant to paragraph (a)(ii)
         of Rule (485)

------------------------------------------------------------------

The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1997, was filed on August 27, 1997.

                                    FORM N-1A

                   OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                              Cross Reference Sheet

Part A of
Form N-1A
Item No.       Prospectus Heading

    1          Front Cover Page
    2          Expenses; Overview of the Fund
    3          Financial Highlights; Performance of the Fund
    4          Front Cover Page; Investment Objective and Policies;
               Investment Restrictions; How the Fund is Managed--
               Organization and History
    5          How the Fund is Managed; Expenses; Back Cover
    5A         Performance of the Fund
    6          How the Fund is Managed--Organization and History;
               The Transfer Agent; Dividends, Capital Gains and
               Taxes
    7          How to Buy  Shares;  How to  Exchange  Shares;  Special  Investor
               Services;  Service  Plan for  Class A  Shares;  Distribution  and
               Service  Plan for Class B Shares;  Distribution  and Service Plan
               for Class C Shares; How to Sell Shares; Shareholder Account Rules
               and Policies
    8          How to Sell Shares; Special Investor Services
    9          *

Part B of
Form N-1A
Item No.       Heading in Statement of Additional Information

    10         Cover Page
    11         Cover Page
    12         *
    13         Investment Objective and Policies; Other Investment
               Techniques and Strategies; Additional Investment
               Restrictions
    14         How the Fund is Managed - Trustees and Officers of
               the Fund;
    15         How the Fund is Managed - Major Shareholders
    16         How the Fund is Managed; Distribution and Service
               Plans
    17         Brokerage Policies of the Fund
    18         Additional Information - About the Fund
    19         Your Investment Account-How to Buy Shares; How to
               Sell Shares; How to Exchange Shares
    20         Dividends, Capital Gains and Taxes
    21         How the Fund is Managed; Brokerage Policies of the
               Fund
    22         Performance of the Fund
    23         Financial Statements

---------------------
* Not applicable or negative answer.

OPPENHEIMER
Gold & Special Minerals Fund


Prospectus dated October  15, 1997


Oppenheimer Gold & Special Minerals Fund is a mutual fund that seeks capital appreciation as its investment objective. The Fund does not invest to earn current income to distribute to shareholders.

    In seeking its objective, the Fund invests mainly in securities of companies engaged in mining, processing, fabricating or distributing gold or other metals or minerals in the United States and in foreign countries. Normally at least 50% of the Fund's investments are expected to be in foreign securities. The Fund may also invest to a limited extent in gold or silver bullion, other precious metals, strategic metals, and other metals naturally occurring with such metals, and gold or silver coins. The Fund also uses "hedging" instruments, to try to reduce the risks of market and currency fluctuations that affect the value of the securities the Fund holds.


     Some investment techniques the Fund uses may be considered to be speculative. These techniques may increase the risks of investing in the Fund and the Fund's operating costs. You should carefully review the risks associated with an investment in the Fund. Please refer to "Investment Objective and Policies" for more information about the types of securities the Fund invests in and refer to "Investment Risks" for a discussion on the risks of investing in the Fund.

    This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the October 15, 1997 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525- 7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).


                                                       OppenheimerFunds logo


Because of the Fund's investment policies and practices, the Fund's shares may be considered to be speculative.

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents


               ABOUT THE FUND

               Expenses
               A Brief Overview of the Fund
               Financial Highlights
               Investment Objective and Policies
               Investment Risks
               Investment Techniques and Strategies
               How the Fund is Managed
               Performance of the Fund

               ABOUT YOUR ACCOUNT

               How to Buy Shares
               Class A Shares
               Class B Shares
               Class C Shares

               Special Investor Services
               AccountLink
               Automatic Withdrawal and Exchange Plans
               Reinvestment Privilege
               Retirement Plans

               How to Sell Shares
               By Mail
               By Telephone

               How to Exchange Shares

               Shareholder Account Rules and Policies

               Dividends, Capital Gains and Taxes

               Appendix A:  Special Sales Charge Arrangements

A B O U T  T H E  F U N D

Expenses


The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will bear indirectly. The numbers below are based on the Fund's expenses during its last fiscal year ended June 30, 1997.

      o Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account" starting on page 24 for an explanation of how and when these charges apply.



                              Class A     Class B                 Class C
                              Shares      Shares                  Shares
-----------------------------------------------------------------
Maximum Sales Charge on
  Purchases(as a % of
  offering price)             5.75%       None                    None
-----------------------------------------------------------------
Maximum Deferred Sales        None(1)     5% in the first         1% if shares
Charge (as a % o  the                     year, declining         are redeemed
lower of the original                     to 1% in the            within 12
offering price or                         sixth year              months of
redemption proceeds)                      and eliminated
purchase(2)
                                          thereafter(2)
-----------------------------------------------------------------
Maximum Sales Charge on
Reinvested Dividends          None        None                    None
-----------------------------------------------------------------
Exchange Fee                  None        None                    None
-----------------------------------------------------------------
Redemption Fee                None(3)     None(3)                 None(3)



(1) If you invest $1 million or more ($500,000 or more for purchases by plans)}"Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on pages 29 & 30, in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares," below.


(2) See "How to Buy Shares - Buying Class B Shares" and "How to Buy Shares - Buying Class C Shares" below, for more information on the contingent deferred sales charge.
(3) There is a $10 transaction fee for redemptions paid by Federal Funds wire, but not for redemptions paid by ACH transfer through AccountLink. See "How to Sell Shares."


      o Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment adviser, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds the Fund's portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.

Annual Fund Operating Expenses (as a Percentage of Average Net
Assets):

                                          Class A     Class B     Class C
                                          Shares      Shares      Shares
--------------------------------------------------------------
Management Fees                           0.75%       0.75%       0.75%
--------------------------------------------------------------
12b-1 Plan Fees                           0.21%       1.00%       1.00%
--------------------------------------------------------------
Other Expenses                            0.38%       0.41%       0.43%
--------------------------------------------------------------
Total Fund Operating Expenses             1.34%       2.16%       2.18%



      The numbers in the chart above are based upon the Fund's expenses in its last fiscal year ended June 30, 1997. The amounts are shown above as a percentage of the average net assets of each class of the Fund's shares for the year ended June 30, 1997. The actual expenses for each class of shares in future years may be more or less than the numbers in the chart, depending on a number of factors, including the actual amount of the Fund's assets represented by each class of shares. The "12b-1 Plan Fees" for Class A shares are the service fees (the maximum fee is 0.25% of average annual net assets of that class). Currently, the Board of Trustees has set the maximum fee at 0.15% for assets representing Class A shares sold before April 1, 1991, and 0.25% for assets representing Class A shares sold on or after that date. For Class B and Class C shares, the 12b-1 Plan fees are the service fees (0.25% of average annual net assets of that class) and the asset-based sales charge of 0.75%.

      o Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, and that the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:

                        1 year      3 years     5 years     10 years*
------------------------------------------------------------
Class A Shares          $70         $98         $127        $210
------------------------------------------------------------
Class B Shares          $72         $98         $136        $209
------------------------------------------------------------
Class C Shares          $32         $68         $117        $251


If   you   did   not   redeem   your   investment,    it   would   incur   the
following
expenses:

                        1 year      3 years     5 years     10 years*
------------------------------------------------------------
Class A Shares          $70         $98         $127        $210
------------------------------------------------------------
Class B Shares          $22         $68         $116        $209
------------------------------------------------------------
Class C Shares          $22         $68         $117        $251



*In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge but Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the asset-based sales charge and the contingent deferred sales charge imposed on Class B and Class C shares, long-term holders of Class B and Class C shares could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares - Buying Class B Shares" for more information.

      These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.

A Brief Overview of the Fund

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

      o What is the Fund's Investment Objective? The Fund's investment objective is to seek capital appreciation (that is, growth in the value of its shares). It does not invest to earn current income to pay to shareholders.


      o What Does the Fund Invest in? The Fund primarily invests in common stocks (these are called "equity securities") or other types of securities convertible into equity securities. It focuses on companies that mine or produce gold or other metals and minerals. The Fund may also invest to a limited extent in gold or silver bullion, certain other precious metals and gold or silver coins. The Fund may also use hedging instruments and some derivative investments to try to manage investment risks. These investments are more fully explained in "Investment Objective and Policies," starting on page 10.

     o Who Manages the Fund? The Fund's investment adviser (the "Manager") is OppenheimerFunds, Inc. Prior to January 6, 1996, the Manager was known as
Oppenheimer  Management  Corporation.  The  Manager  (including  subsidiaries)
manages
investment company portfolios having over $75 billion in assets at September 30, 1997. The Manager is paid an advisory fee by the Fund, based on its net assets. Effective July 18, 1997, the Fund's portfolio managers, who are employed by the Manager and are primarily responsible for the selection of the Fund's securities, are Frank Jennings and Shanquan Li. The Fund's Board of Trustees, elected by shareholders, oversees the investment adviser and the portfolio manager. Please refer to "How the Fund is Managed," starting on page 18 for more information about the Manager and its fees.


      o How Risky is the Fund? All investments carry risks to some degree. It is important to remember that the Fund is designed for long-term investors. The Fund's investments in stocks are subject to changes in their value from a number of factors such as changes in general stock and bond market movements. A change in value of particular stocks may result from an event affecting the issuer. Because the Fund normally invests heavily in foreign securities, it is subject to additional risks associated with investing abroad, such as the effect of currency rate changes on stock values. By focusing on investments in the gold and metals industries, the Fund is sensitive to events that affect those industries and its share price will be more volatile than funds that don't concentrate investments in a limited group of industries. These changes affect the value of the Fund's investments and its price per share.


      In the Oppenheimer funds spectrum, the Fund is generally more volatile than other stock funds, as well as income and growth funds and more conservative income funds. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objective and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Risks" starting on page 11 for a more complete discussion of the Fund's investment risks.

      o How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" on page 24 for more details.

      o Will I Pay a Sales Charge to Buy Shares? The Fund has three classes of shares. Each class of shares has the same investment portfolio, but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75%, and reduced for larger purchases. Class B shares and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months, respectively, of purchase. There is also an annual asset- based sales charge on Class B and Class C shares. Please review "How to Buy Shares" starting on page 24 for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

     o How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How to Sell Shares" on page 40. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page 42.



     o How Has the Fund Performed? The Fund measures its performance by quoting its average annual total returns and cumulative total returns, which measure historical performance. Those returns can be compared to the returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. The Fund's performance can also be compared to a broad market index, which we have done on pages 22 and 23. Please remember that past performance does not guarantee future results.

Financial Highlights


The table on the following pages presents selected financial information about the Fund, including per share data and expense ratios and other data based on the Fund's average net assets. This information has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose report on the Fund's financial statements for the fiscal year ended June 30, 1997, is included in the Statement of Additional Information.


Financial Highlights
                                                 Class A
                                                 ------------------------------------------------------------------------
                                                 Year Ended June 30,
                                                 1997       1996         1995         1994         1993         1992
=========================================================================================================================
Per Share Operating Data:
Net asset value, beginning of period             $14.15       $13.48       $13.28       $12.32       $10.68       $10.36
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        .04          .04          .06          .06          .06          .16
Net realized and unrealized gain (loss)           (1.48)         .69          .21          .96         1.72          .35
                                               --------     --------     --------     --------     --------     --------
Total income (loss) from investment
operations                                        (1.44)         .73          .27         1.02         1.78          .51
-------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment
income                                             (.03)        (.06)        (.07)        (.06)        (.14)        (.19)
Distributions from net realized gain                 --           --           --           --           --           --
                                               --------     --------     --------     --------     --------     --------
Total dividends and distributions to
shareholders                                       (.03)        (.06)        (.07)        (.06)        (.14)        (.19)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $12.68       $14.15       $13.48       $13.28       $12.32       $10.68
                                               ========     ========     ========     ========     ========     ========
=========================================================================================================================
Total Return, at Net Asset Value(2)              (10.20)%       5.44%        2.03%        8.25%       17.15%        5.08%

=========================================================================================================================
Ratios/Supplemental Data:
Net assets, end of period
(in thousands)                                 $126,086     $161,769     $171,721     $179,015     $158,982     $133,345
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $149,564     $171,427     $178,579     $175,093     $124,869     $137,906
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                       0.28%        0.25%        0.45%        0.50%        0.61%        1.25%
Expenses                                           1.34%        1.38%        1.36%        1.31%        1.38%        1.38%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                         20.5%        37.6%        35.8%        29.5%        23.9%        39.4%
Average brokerge commission rate(5)             $0.0030      $0.0211      $0.0204           --           --           --

1. For the period from November 1, 1995 (inception of offering) to June 30, 1996. 2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized.


Class A                                                Class B                        Class C
----------------------------------------------------   ----------------------------   ----------------------
Year Ended June 30,                                    Year Ended June 30,            Year Ended June 30,
1991            1990         1989         1988         1997          1996(1)          1997          1996(1)
============================================================================================================

  $11.65          $12.58       $12.82       $12.10       $14.11        $12.33           $14.13        $12.33
------------------------------------------------------------------------------------------------------------

     .17             .14          .23          .26         (.04)         (.01)            (.02)         (.01)
   (1.42)            .54          .50         3.39        (1.51)         1.79            (1.52)         1.81
--------        --------     --------     --------     --------      --------         --------      --------

   (1.25)            .68          .73         3.65        (1.55)         1.78            (1.54)         1.80
------------------------------------------------------------------------------------------------------------

    (.04)           (.27)        (.18)        (.36)          --            --               --            --
      --           (1.34)        (.79)       (2.57)          --            --               --            --
--------        --------     --------     --------     --------      --------         --------      --------

    (.04)          (1.61)        (.97)       (2.93)          --            --               --            --
------------------------------------------------------------------------------------------------------------
  $10.36          $11.65       $12.58       $12.82       $12.56        $14.11           $12.59        $14.13
========        ========     ========     ========     ========      ========         ========      ========

============================================================================================================
  (10.71)%          3.10%        6.43%       33.24%      (10.99)%       14.25%          (10.90)%       14.41%

============================================================================================================

$150,907        $163,118     $120,198     $107,264       $8,716        $4,882           $3,935        $1,390
------------------------------------------------------------------------------------------------------------
$154,318        $154,079     $110,873      $90,672       $7,361        $2,588           $2,672          $840
------------------------------------------------------------------------------------------------------------

    1.67%           1.17%        1.97%        2.38%       (0.48)%    (0.25)%(3)          (0.45)%       (0.26)%(3)
    1.43%           1.37%        1.22%        1.22%        2.16%      2.22%(3)            2.18%         2.19%(3)
------------------------------------------------------------------------------------------------------------
   113.3%           82.3%       111.7%       175.8%        20.5%         37.6%            20.5%         37.6%
      --              --           --           --      $0.0030       $0.0211          $0.0030       $0.0211

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1997 were $30,398,518 and $38,564,264, respectively. 5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

Investment Objective and Policies

Objective. The Fund seeks capital appreciation for shareholders. The Fund does not seek current income to pay to shareholders.

Investment Policies and Strategies. The Fund seeks its investment objective by emphasizing investments in securities of companies involved directly or indirectly in mining, fabricating, processing or otherwise dealing in gold or other metals or minerals. This Prospectus refers to those securities as "Mining Securities." The Manager expects that ordinarily a substantial portion of the Fund's assets will be invested in securities of gold mining companies. The Fund will normally invest in common stocks or other equity securities, as well as securities that are convertible into common stocks, such as convertible preferred stock, convertible debentures, and warrants. These securities may be traded on securities exchanges or in the over-the-counter markets.

      The Fund may also invest in gold or silver bullion, in other precious metals, strategic metals, and other metals naturally occurring with precious or strategic metals, in certificates representing an ownership interest in those metals, and in gold or silver coins. These investments are referred to as "Metal Investments." While the Fund may hold gold or silver coins that have an active, quoted trading market, it will not hold them for their value as "collectibles."

      To seek the Fund's objective, the Manager looks for Mining Securities and Metal Investments that it believes may appreciate in value, by continuously monitoring the gold and special minerals markets for new developments and economic trends. When investing the Fund's assets, the Manager considers many factors, including the financial condition of particular companies as well as general economic conditions in the U.S. relative to foreign economies, and the trends in domestic and foreign stock markets.

     The Fund may try to hedge against losses in the value of its portfolio securities by using hedging strategies described below. The Fund's portfolio manager may employ special investment techniques in selecting securities for the Fund. These are also described below. Additional information may be found about them under the same headings in the Statement of Additional Information.

      o Can the Fund's Investment Objective and Policies Change? The Fund has an investment objective, which is described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment policies. The Fund's investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional

Information  says  that  a  particular  policy  is  "fundamental."   The  Fund's
investment objective is a fundamental policy.

      Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

      o The Fund "Concentrates" in Mining Securities and Metal Investments. Under the Investment Company Act, "concentrating" investments means that a fund invests at least 25% of its assets in a particular industry or group of industries. As a fundamental policy, the Fund will concentrate its investments in Mining Securities and Metal Investments. Under normal conditions (when the Manager believes that the markets for Mining Securities and Metal Investments are not in a volatile or unstable period), at least 80% and up to 100% of the Fund's assets will be invested in Mining Securities and Metal Investments. However, the Fund may not acquire additional Metal Investments if acquiring them would result in more than 10% of the Fund's total assets being invested in Metal Investments.

      When market conditions are unstable, or there are adverse economic, political or market conditions affecting Mining Securities and Metal
Investments, the Fund may invest substantial amounts of its assets in debt securities, such as money market instruments or U.S. government securities, as described in "Temporary Defensive Investments," below.


Investment Risks

All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligations under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks, and the special risks of certain types of investments that the Fund may hold are described below. They affect the value of the Fund's investments, its investment performance, and the prices of its shares. These risks collectively form the risk profile of the Fund.

      Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. It is not intended for investors seeking assured income or preservation of capital. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and in some cases by using hedging techniques, changes in overall market prices can occur at any time, and because the income earned on securities is subject to change, there is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

      o Stock Investment Risks. Because the Fund invests a substantial portion of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change substantially. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, not all stock markets move in the same direction at the same time and other factors can affect a particular stock's price (for example poor earnings reports by an issuer, loss of major customers, major litigation against an issuer and changes in government regulations affecting an industry). Not all of these factors can be predicted. Changes in the overall market prices can occur at any time. The Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company, and by not investing too great a percentage of the Fund's assets in any one company.

      o Special Risks of Concentrating Investments in Mining Securities and Metal Investments. Investments in Mining Securities and Metal Investments are considered speculative and involve substantial risks and special considerations. Investing in one segment of the stock market, for example, the mining and metal industries, rather than in a broad spectrum of types of companies makes the Fund's share price particularly sensitive to market and economic events that affect that segment. These risks include: (i) the risk that prices of gold and precious metals may fluctuate substantially; (ii) the principal sources of the supply of gold are basically concentrated in only five countries or territories:
South Africa, Australia, the Commonwealth of Independent States (which includes Russia and certain other countries that were part of the former Soviet Union), Canada and the United States; (iii) changes in international monetary policies, economic and political conditions, all of which affect the supply of gold and precious metals as well as the value of Metal Investments and Mining Securities;
(iv) possible regulation of Metal Investments by the U.S. or foreign governments; and (v) possible adverse tax consequences for the Fund in making Metal Investments, if holding those investments should cause it to fail to qualify as a

"regulated investment company" under the Internal Revenue Code. The Statement of Additional Information contains more details about those risks, which can affect the Fund's net asset value per share and cause the value of an investment in the Fund to fluctuate.

     o Foreign Securities Have Special Risks. While foreign securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information.


      o Borrowing for Leverage. The Fund may borrow money from banks to buy securities. The Fund will borrow only if it can do so without putting up assets as security for a loan. This is a speculative investment method known as "leverage." This investing technique may subject the Fund to greater risks and costs than funds that do not borrow. These risks may include the possibility that the Fund's net asset value per share will fluctuate more than funds that don't borrow. The Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.
Borrowing for leverage is subject to limits under the Investment Company Act, described in more detail in "Borrowing for Leverage" in the Statement of Additional Information.

     o Hedging Instruments Can Be Volatile Investments and May Involve Special Risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. If a covered call written by the Fund is exercised on a security that has increased in value, the Fund will be required to sell the security at the call price and will not be able to realize profits to the extent that the security has increased in value above the call price plus the premium received by the Fund. The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. These risks and the hedging strategies the Fund may use are described in greater detail in the Statement of Additional Information.


Investment Techniques and Strategies

The Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more detailed information about these practices, including limitations on their use that may help to reduce some of the risks.

     o Foreign Securities. Because generally over 90% of the world's gold production currently is in foreign countries, it is anticipated that the Fund will normally invest a substantial amount of its assets in securities of foreign issuers. The Fund may purchase equity (and debt) securities issued or guaranteed by foreign companies or foreign governments, including foreign government agencies. The Fund may buy securities of companies or governments in any country, developed or underdeveloped. Investments in securities of issuers in underdeveloped countries generally involve more risk and may be considered highly speculative. There is no limit on the amount of the Fund's assets that may be invested in foreign securities.


      o ADRs, EDRs and GDRs. ADRs are receipts issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign companies. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and generally are in registered form. If ADRs are bought through banks that do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service the ADR, there is a risk that the Fund will not learn of corporate actions affecting the issuer in a timely manner. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.


     o Temporary Defensive Investments. Under unusual economic, political or business circumstances adversely affecting Mining Securities or Metal Investments, the Fund may depart from its usual policy of concentrating at least 80% of its assets in those investments. Instead, the Fund may invest a portion of its assets in other types of securities for "defensive purposes." Securities selected for defensive purposes will usually be short-term securities and may include debt securities. These may be rated or unrated bonds and debentures, preferred stocks, cash or cash equivalents, such as U.S. Treasury Bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities, or commercial paper rated "A-1" or better by Standard & Poor's Corporation or "P-1" or better by Moody's Investors Service, Inc. For defensive purposes, the Fund may also invest for capital appreciation in equity securities other than Mining Securities.

      o Warrants and Rights. Warrants are options to purchase stock at set prices that are valid for a limited period of time. Rights are similar to warrants but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its total assets in warrants and rights. That 5% does not apply to warrants or rights the Fund acquired as part of units with other securities or that were attached to other securities. No more than 2% of the Fund's total assets may be invested in warrants and rights that are not listed on the New York or American Stock Exchanges. These percentage limitations are fundamental policies. For further details about these investments, see "Warrants" in the Statement of Additional Information.

      o Convertible Securities. Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price's declines. They generally pay less income than non-convertible bonds. The Manager generally analyzes these investments from the perspective of the growth potential of the underlying stock and treats them as "equity substitutes."

      o Preferred Stock. The Fund may invest in preferred stock. Generally, preferred stock is an equity security that has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the issuing company be liquidated. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Certain preferred stock may be convertible into or exchangeable for a given number of common shares. Such preferred stock tends to be more volatile than nonconvertible preferred stock, which behaves more like a fixed-income security.

     o Investing in Small, Unseasoned Companies. The Fund may invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, even after including the operations of any predecessors. Securities of these companies may have limited liquidity (which means that the Fund may have difficulty selling them at an acceptable price when it wants to) and the prices of these securities may be volatile. The Fund currently intends to invest no more than 5% of its net assets in securities of small, unseasoned issuers.


      o Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). The Fund's percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis and at times the Fund may be required to sell some holdings to maintain adequate liquidity. See "Illiquid and Restricted Securities" in the Statement of Additional Information.


     o Loans of Portfolio Investments. To raise cash for liquidity purposes, the Fund may lend its portfolio investments to brokers, dealers and other types of financial institutions approved by the Board of Trustees. The Fund must receive collateral for a loan. As a fundamental policy, these loans are limited to not more than 25% of the value of the Fund's total assets. There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovering loaned securities if the borrower defaults. The Fund presently does not intend to make loans of portfolio securities that will exceed 5% of the value of the Fund's total assets in the coming year.

      o Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. They are used primarily for cash liquidity purposes. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days.


      o Hedging. As described below, the Fund may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on futures, broadly-based stock indices and foreign currencies. These are all referred to as "hedging instruments." While the Fund currently does not engage extensively in hedging, the fund may use these instruments for hedging purposes and, in the case of covered calls, non-hedging purposes as described below.

      The Fund may write covered call options and buy and sell options, futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the equity securities market as a temporary substitute for purchasing individual securities. Some of these strategies, such as selling futures and writing covered calls, hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures, tend to increase the Fund's exposure to the securities market.

     Forward contracts may be used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options may be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Fund for liquidity purposes or for defensive reasons.

     o Futures. The Fund may buy and sell futures contracts that relate to broadly-based securities indices (these are referred to as "Stock Index Futures"). This limitation is a fundamental policy.

      o Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options (calls). A call or put option may not be purchased if as a result of that purchase the value of all of the Fund's put and call options would exceed 10% of the Fund's total assets.

     The Fund can buy or sell only those puts that relate to (1) securities or Stock Index Futures (whether or not the Fund owns the particular security or Stock Index Future in its portfolio), (2) broadly-based stock indices, or (3) foreign currencies. Writing a put requires segregation of liquid assets to cover the put. The

Fund will not write a put if it will require more than 25% of the Fund's total assets to be segregated to cover the put obligation.

      The Fund may purchase calls only on securities, broadly-based stock indices, foreign currencies, or Stock Index Futures, or to terminate its obligation on a call the Fund previously wrote. The Fund may write (that is, sell) call options. Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written or the Fund owns and segregates liquid assets to satisfy its obligation if the call is exercised. After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls. The Fund will not write or purchase any call that will cause the value of the Fund's calls on a particular security to exceed 3% of the Fund's total assets. That restriction applies to warrants on a security but not to calls purchased in closing transactions. Covered call options sold by the Fund must be listed on a domestic securities exchange or quoted on the Automated Quotation System (NASDAQ) of the Nasdaq Stock Market, Inc.

      The Fund may buy or sell foreign currency puts and calls only if they are traded on a securities or commodities exchange or over-the-counter market, or are quoted by recognized dealers in those options.

     o Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and foreign currency. The Fund may also use "cross- hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

     o Derivative Investments. In general, a "derivative investment" is a specially designed investment. Its performance is linked to the performance of another investment or security. Examples of derivative investments in which the Fund may invest include index-linked notes (principal or interest payments on the note depend on performance of a market index) or equity-linked debt securities (at maturity, principal is payable in an amount based on the issuer's common stock price at maturity). In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," above) may be considered "derivative investments."

      o Short Sales "Against-the-Box". In a short sale, the seller does not own the security that is sold, but normally borrows the security to fulfill the delivery obligation. The seller later buys the security to repay the loan, in the expectation that the price of the security will be lower when the purchase is made, resulting in a gain. The Fund may not sell securities short except in collateralized transactions referred to as short sales "against- the-box," where the Fund owns an equivalent amount of the securities sold short. No more than 15% of the Fund's net assets will be held as collateral for short sales at any one time.


Other Investment Restrictions. The Fund has other investment restrictions which are fundamental policies. Under these fundamental policies, the Fund cannot do any of the following: o The Fund cannot invest in Metal Investments if, as a result, more than 10% of the Fund's total assets would be invested in Metal Investments. o The Fund cannot invest either more than 10% of its total assets in the securities of any one issuer, or, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (for this purpose, an "issuer" is one other than the U.S. Government or its agencies or instrumentalities). o The Fund cannot acquire more than 10% of the outstanding voting securities of any one issuer. o The Fund cannot invest in other open-end investment companies, or invest more than 10% of its net assets in closed-end investment companies, including small business investment companies (and investments in closed-end investment companies may be made only in open-market purchases and only at commission rates that are not in excess of normal brokerage commissions).
     o The Fund cannot lend money (this does not prohibit the Fund from acquiring publicly-distributed debt securities that the Fund's other investment policies and restrictions permit it to purchase, and the Fund may also make loans of portfolio securities and Metal Investments as described above) .

      o The Fund cannot deviate from the percentage limitations on investments set forth in the sections of "Other Investment Techniques and Strategies" above (other than those under "Illiquid and Restricted Securities").


Unless the Prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in the Statement of Additional Information.

How the Fund is Managed

Organization and History. The Fund was organized in 1983 as a Maryland corporation but was reorganized in 1985 as a Massachusetts business trust. The Fund is an open-end management investment company.


      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and officers of the Fund, and provides more information about them . Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment portfolio. Each class has its own dividends and distributions and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Shares of each class may have separate voting rights on matters in which interests of one class are different from interests of another class, and shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable.


The Manager and Its Affiliates. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement with the Fund which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager, and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $75 billion as of September 30, 1997, and with more than 3 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.


      o Portfolio Manager.

Effective July 18, 1997, the Fund's portfolio managers are Frank Jennings and Shanquan Li. Messrs. Jennings and Li are the persons principally responsible for the day-to-day management of the Fund's portfolio. Mr. Jennings also serves as an officer and portfolio manager of other Oppenheimer funds, prior to which he was a Managing Director of Global Equities at Mitchell Hutchins Asset Management, Inc., a subsidiary of PaineWebber, Inc. Prior to joining the Manager , Mr. Li was a senior quantitative analyst in the Investment Management Policy Group of Brown Brothers Harriman & Co. Prior to that, Mr. Li was a consultant for Acadian Asset Management, Inc.



     o Fees and Expenses. Under the Investment Advisory Agreement, the Fund pays the Manager a monthly fee at the following annual rates, which decline on additional assets as the Fund grows: 0.75% of the first $200 million of aggregate net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of net assets in excess of $800 million. The Fund's management fee for its last fiscal year was 0.75% of average annual net assets of Class A shares, Class B shares and Class C shares. This rate may be higher than the rate paid by some other mutual funds.


      The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

      There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment adviser.

      o The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes the shares of other "Oppenheimer funds" managed by the Manager and is sub-distributor for funds managed by a subsidiary of the Manager.

     o The Transfer Agent. The Fund's Transfer Agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their account to the Transfer Agent at the address and toll-free numbers shown below in this Prospectus and on the back cover.


Performance of the Fund

Explanation of Performance Terminology. The Fund uses the term "total return" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash, or shares are sold or purchased). The Fund's performance data may be useful to help you see how well your investment has done over time and to compare it to market indices.

      It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. More detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

      o Total Returns. There are different types of "total returns" used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

      When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B and Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. However, total returns may also be quoted "at net asset value," without considering the effect of either the front-end or the appropriate contingent deferred sales charge, as applicable, and those returns would be less if sales charges were deducted. Total returns for Class B and Class C shares may also be shown based on the change in net asset value, without including the contingent deferred sales charge.


How Has the Fund Performed? Below is a discussion by the Manager of the Fund's performance during its past fiscal year ended June 30, 1997, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

      o Management's Discussion of Performance. The Fund's performance during its past fiscal year ended June 30, 1997 was negatively affected by a number of economic factors, including low levels of U.S. inflation, a strong U.S. dollar relative to other currencies, and the sale of significant amounts of gold by many central banks in Western Europe and Australia. When inflation is low, gold must compete with high real rates of return (a security's yield less the rate of inflation) provided by other investments. When the U.S. dollar is strong, gold imports become more expensive for U.S. companies and consumers. When central banks sell significant amounts of gold reserves, this increases the supply of gold available for purchase. The Fund did benefit from continued strong consumer demand for gold jewelry. The Fund also benefited from its focus on investments in securities of companies that were lower-cost mineral producers with rising production capacities. The Fund's other metal investments performed well, due to increased demand for these metals as a result of relatively strong economies in the U.S. and abroad. The Fund's portfolio holdings, allocations and strategies are subject to change.


     o Comparing the Fund's Performance to the Market. The graphs below show the performance of a hypothetical $10,000 investment in Class A, Class B and Class C shares of the Fund at June 30,1997. In the case of Class A shares, performance is measured over a ten-year period. In the case of Class B and Class C shares, performance is measured from inception of the class on November 1,

1995. The Fund's performance reflects the deduction of the 5.75% current maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestment of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Morgan Stanley World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. That index is widely recognized as a measure of global stock market performance. Index performance reflects the reinvestment of dividends but does not consider the effect of expenses or taxes. Also, the Fund's performance reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the Morgan Stanley World Index. The Fund's investments are concentrated in one group of industries while the Morgan Stanley World Index includes companies from different industries with different degrees of volatility and returns. Moreover, the index data does not reflect any assessment of the risk of the investments included in the index.

Class A Shares
Comparison     of     Change    in    Value    of     $10,000     Hypothetical
Investments in:

Oppenheimer Gold & Special Minerals Fund (Class A) and Morgan Stanley World Index


                                     Graph


Average Annual Total Returns of Class A Shares of the Fund at 6/30/97(1)

1-Year            5-Year            10-Year

(15.37%)         2.92%             4.71%


Class B Shares
Comparison     of     Change    in    Value    of     $10,000     Hypothetical
Investments in:

Oppenheimer Gold & Special Minerals Fund Class B) and Morgan Stanley World Index


                                     Graph


Average   Annual   Total   Return   of  Class  B  Shares   of the Fund at
6/30/97(2)

 1-year          Life

(15.44%)        (1.39%)


Class C Shares
Comparison     of     Change    in    Value    of     $10,000     Hypothetical
Investments in:

Oppenheimer Gold & Special Minerals Fund (Class C) and Morgan Stanley World Index


                                     Graph


Average   Annual   Total   Return   of  Class  C  Shares   of the Fund at
6/30/97(3)

 1-year             Life
(11.79%)             1.16%

Total returns and the ending account values in the graphs reflect reinvestment of all dividends and capital gains distributions. Graphs are not drawn to same scale. Past performance is not predictive of future performance. (1) The inception date of the Fund (Class A shares) was 7/19/83. Class A returns are shown net of the applicable 5.75% maximum initial sales charge. (2) Class B shares of the Fund were first publicly offered on 11/1/95. The average annual total returns are shown net of the applicable 5% and 4% contingent deferred sales charge, respectively, for the one year period and the life of the class. The ending account value in the graph is net of the applicable 4% of contingent deferred sales charge. (3) Class C shares of the Fund were first publicly offered on 11/1/95. The average annual total return for the one year period is shown net of the applicable 1% contingent deferred sales charge .



ABOUT YOUR ACCOUNT

How to Buy Shares

Classes of Shares. The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

     o Class A Shares. If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to

$500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page 29. If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares" below.


     o Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares as described in "Buying Class B Shares" below.

      o Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1% as discussed in "Buying Class C Shares" below.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

      In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to each class, considering the effect of the annual asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class of shares you invest in. The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

      o How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on Class B or Class C shares for which no initial sales charge is paid.

      o Investing for the Short Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than 7 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A shares might be more advantageous than Class C (as well as Class B) shares for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and Class
B) shares. If investing $500,000 or more, Class A shares may be more advantageous as your investment horizon approaches 3 years or more.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the

Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares, from a single investor.

      o Investing for the Longer Term. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

      Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance returns stated above, and therefore, you should analyze your options carefully.

      o Are There Differences in Account Features That Matter to You? Because some account features may not be available to Class B or Class C shareholders, or other features (such as Automatic Withdrawal Plans) might not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Share certificates are not available for Class B or Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.


      o How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charge and asset-based sales charges are the same as the purpose of the front-end sales charge on sales of Class A shares: that is, to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares. The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

      o With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

      o Under pension, profit-sharing and 401(k) plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.


     o There is no minimum investment requirement if you are buying shares by reinvesting dividends or distributions from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.


      o How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, directly through the Distributor or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase and redemption orders. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose, your investment will be made in Class A shares.

     o Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.


      o Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment first with a financial advisor, to be sure it is appropriate for you.

     o Payments by Federal Funds Wire. Shares may be purchased by Federal Funds wire. The minimum investment is $2,500. You must first call the Distributor's Wire Department at 1-800-525-7041 to notify the Distributor of the wire, and receive further instructions.

     o Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to purchase shares, to have the Transfer Agent send redemption proceeds, or to transmit dividends and distributions.

      Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.


      o Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Statement of Additional Information.


      o At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado. In most cases, to enable you to receive that day's offering price, the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

      If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor may reject any purchase order for the Fund's shares, in its sole discretion.


Special Sales Charge Arrangements for Certain Persons. Appendix A to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds (as defined in that Appendix).

Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                          Front-End        Front-End
                          Sales Charge     Sales Charge
                          as Percentage    as Percentage     Commission as
                          of Offering      of Amount         Percentage of
Amount of Purchase        Price            Invested          Offering Price
---------------------------------------------------------------------------
Less than $25,000         5.75%            6.10%             4.75%
---------------------------------------------------------------------------
$25,000 or more but
less than $50,000         5.50%            5.82%             4.75%
---------------------------------------------------------------------------
$50,000 or more but
less than $100,000        4.75%            4.99%             4.00%
---------------------------------------------------------------------------
$100,000 or more but
less than $250,000        3.75%            3.90%             3.00%
---------------------------------------------------------------------------
$250,000 or more but
less than $500,000        2.50%            2.56%             2.00%
---------------------------------------------------------------------------
$500,000 or more but
less than $1 million      2.00%            2.04%             1.60%

      The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

     o Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:


      o  Purchases aggregating $1 million or more;

      o Purchases by a retirement plan qualified under section 401 (a) if the retirement plan has total plan assets of $500,000 or more;

      }o Purchases by a retirement plan qualified under sections 401(a) or

401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan (not including Section 457 plans), employee benefit plan, group retirement plan (see "How to Buy Shares Retirement Plans" in the Statement of Additional Information for further details, an employees's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"); that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or
(3) certifies that it projects to have annual plan purchases of $200,000 or more;

      o Purchases by an OppenheimerFunds  Rollover IRA if the purchases are made
(1) through a broker, dealer, bank or registered investment advisor that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution form a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for these purchases.

      The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non- Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. That commission will be paid only on those purchases that were not previously subject to a front end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment option under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.


     If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gains distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares.

The Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

      In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.


      No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 12 calendar months (18 months for shares purchased prior to May 1, 1997) of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply.

      o Special Arrangements With Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients.


Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

     o Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

      Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

      o Letter of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

     o Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

      Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

      o the Manager or its affiliates;

      o present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

      o registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

      o dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

     o employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

      o dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products or employee benefit plans made available to their clients (those clients may be charged a transaction fee by their dealer, broker or adviser for the purchase or sale of shares of the Fund);


      o (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares);

      o directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

      o accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

     o any unit investment trust that has entered into an appropriate agreement with the Distributor;

     o a TRAC-2000 401(k) plan (sponsored by the former Quest for

Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995; or

     o qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commence by December 31, 1996.

      Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

      o shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

      o shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor;

      o shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;

     o shares purchased and paid for with the proceeds of shares redeemed in the past 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or

      o shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.


     Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

     o to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value; o involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);
      o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission sale} in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);
      o if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);
      o  for  distributions   from  TRAC-2000  401(k)  plan  sponsored  by  the
Distributor due to the termination of the TRAC-2000 program;
      o for distributions from Retirement Plans, deferred
compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; {(5)}(7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA.
      o   for   distributions    from   Retirement   Plans   having   500   or
more
eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

      o for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

      o Service Plan for Class A Shares. The Fund has adopted a Service Plan to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of the Fund. The Fund's Board of Trustees has set the maximum annual rate for assets representing shares of the Fund sold on or after April 1, 1991 at 0.25%, and has set the maximum annual rate for assets representing shares sold before April 1, 1991, at 0.15% (the Board has the authority to increase that rate to no more than 0.25%). The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

      Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service providers or their customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.


Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges," below.

     The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Contingent Deferred Sales Charge
Years Since Beginning of Month In         on Redemptions in that Year
Which Purchase Order Was Accepted         (As % of Amount Subject to Charge)
---------------------------------         ----------------------------------
0 - 1                                     5.0%
1 - 2                                     4.0%
2 - 3                                     3.0%
3 - 4                                     3.0%
4 - 5                                     2.0%
5 - 6                                     1.0%
6 and following                           None

In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      o Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders at that time of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements Class A, Class B and Class C Shares" in the Statement of Additional Information.

     o Distribution and Service Plan for Class B Shares. The Fund has adopted a Distribution and Service Plan for Class B shares to compensate the Distributor for distributing Class B shares and servicing accounts. This Plan is described below under "Distribution and Service Plans for Class B and Class C Shares".

      o Waivers of Class B Sales Charges. The Class B contingent deferred sales charge will not apply to shares purchased in certain types of transactions, nor will it apply to shares redeemed in certain circumstances, as described below under "Waivers of Class B and Class C Sales Charges."


Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

      o Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

      Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The asset-based sales charge allows investors to buy Class B or Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.


      The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge. The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor may pay the Class B and Class C service fees and the asset-based sales charges to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and Class C shares. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated. At June 30, 1997, the end of the Class B Plan year, the Distributor had incurred unreimbursed expenses in connection with sales of Class B shares of $339,068 (equal to 3.89% of the Fund's net assets represented by Class B shares on that date). At June 30, 1997, the end of the Class C Plan year, the Distributor had incurred unreimbursed expenses in connection with sales of Class C shares of $64,753 (equal to 1.65% of the Fund's net assets represented by Class C shares on that date).

     o Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B or Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

      Waivers for Redemptions of Shares in Certain Cases. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases if the Transfer Agent is notified that these conditions apply to the redemption:

      o distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);

     o redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary(the death or disability must have occurred after the account was established and for disability you must provide evidence of a determination of disability by the Social Security Administration);

      o returns of excess contributions to Retirement Plans;

     o distributions from retirement plans to make "substantially equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request;

     o shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," below; or


     o distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (5) for separation from service; or (6) for loans to participants or beneficiaries.

     o distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


     Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

      o shares sold to the Manager or its affiliates;

     o shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; or

     o shares issued in plans of reorganization to which the Fund is a party.

Special Investor Services


AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please call the Transfer Agent for more information.

      AccountLink privileges should be requested on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature- guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

     o Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

     o PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

     o Purchasing  Shares.  You may purchase shares in amounts up to $100,000 by
phone,  by  calling  1-800-533-3310.   You  must  have  established  AccountLink
privileges to link your bank account with the Fund, to pay for these purchases.

     o Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

      o Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.


Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.


Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:


      o Automatic Withdrawal Plans. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Statement of

Additional Information for more details.


     o Automatic Exchange Plans. You can authorize the Transfer Agent to exchange an amount you establish in advance automatically for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.


Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or Class A shares of other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

     o Individual Retirement Accounts including rollover IRAs, for individuals and their spouses

      o  403(b)(7)   Custodial  Plans  for  employees  of  eligible   tax-exempt
organizations, such as schools, hospitals and charitable organizations

      o SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SAR/SEP-IRAs

     o Pension and Profit-Sharing Plans for self-employed persons and other employers

      o 401(k) Prototype Retirement Plans for businesses

     Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

How to Sell Shares

     You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

     o Retirement Accounts. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

      o Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

     o You wish to redeem more than $50,000 worth of shares and receive a check


     o The redemption check is not payable to all shareholders listed on the account statement

     o The redemption check is not sent to the address of record on your account statement


     o Shares are being transferred to a Fund account with a different owner or name

     o Shares are redeemed by someone other than the owners (such as an Executor)


     o Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing as a fiduciary or on behalf of a corporation, partnership or other business, you must also include your title in the signature.

Selling Shares by Mail. Write a "letter of instructions" that includes:


      o Your name
      o The Fund's name
      o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling o The signatures of all registered owners exactly as the account is registered, and


     o Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for requests by mail:
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217

Send courier or Express Mail requests to:
      OppenheimerFunds Services
      10200 E. Girard Avenue, Building D
      Denver, Colorado 80231

Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan or under a share certificate by telephone.

     o To redeem shares through a service representative, call 1- 800-852-8457

     o To redeem shares automatically on PhoneLink, call 1-800-533- 3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

      o Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone, once in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.


      o Telephone Redemptions Through AccountLink or by Wire.

There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      Shareholders may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank account if the bank is a member of the Federal Reserve wire system. There is a $10 fee for each Federal Funds wire. To place a wire redemption request, call the Transfer Agent at 1-800-852-8457. The wire will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire. To establish wire redemption privileges on an account that is already established, please contact the Transfer Agent for instructions.

Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please call your dealer for more information about this procedure. Please refer to "Special Arrangements For Repurchase of Shares From Dealers and Brokers" in the Statement of Additional Information for more details.


How to Exchange Shares

      Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

     o Shares of the fund selected for exchange must be available for sale in your state of residence

     o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege

     o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day

     o You must meet the minimum purchase requirements for the fund you purchase by exchange

     o Before exchanging into a fund, you should obtain and read its prospectus

     Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc., offers only one class of shares, which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

      Exchanges may be requested in writing or by telephone:

     o Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

     o Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

     You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

      There are certain exchange policies you should be aware of:

      o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio securities at a time or price disadvantageous to the Fund.

      o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

     o The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

      o For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

      o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies


      o Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.


      o The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

     o Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

      o The  Transfer  Agent will  record  any  telephone  calls to verify  data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

      o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

     o The redemption price for shares will vary from day to day because the values of the securities in the Fund's portfolio fluctuate, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.

      o Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker/dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

      o Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

      o Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.


     o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or Employer Identification Number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of income.


     o The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How to Buy Shares," you may be subject to a contingent deferred sales charges when redeeming certain Class A, Class B and Class C shares.

      o To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.


Dividends, Capital Gains and Taxes

Dividends. The Fund declares dividends separately for Class A, Class B and Class C shares from net investment income, if any, on an annual basis and normally pays those dividends to shareholders in December, but the Board of Trustees can change that date. The Board may also cause the Fund to declare dividends after the close of the Fund's fiscal year (which ends June 30th). Because the Fund does not have an objective of seeking current income, the amounts of dividends it pays, if any, will likely be small. Also dividends paid on Class A shares will generally be higher than for Class B or Class C shares because expenses allocable to Class B or Class C shares are expected to be higher. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends.

Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the year. Short-term capital gains are treated as dividends for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

     o Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

     o Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.

     o Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.

     o Reinvest Your Distributions in Another Oppenheimer Fund Account. You can reinvest all distributions in another Oppenheimer fund account you have established.

Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. The Fund's distributions from long-term capital gains are taxable to shareholders as long-term capital gains, no matter how long you held your shares. Dividends paid by the Fund from short-term capital gains and net investment income, including certain net realized foreign exchange gains, are taxable as ordinary income. These dividends and distributions are subject to Federal income tax and may be subject to state or local taxes. Your distributions are taxable as described above, whether you reinvest them in additional shares or take them in cash. Corporate shareholders may be entitled to the corporate dividends-received deduction for some portion of the Fund's distributions treated as ordinary income, subject to applicable limitations under the Internal Revenue Code. Every year the Fund will send you and the IRS a statement showing the aggregate amount and character of the dividends and other distributions you received for the previous year.

     When more than 50% of its assets are invested in foreign securities at the end of any fiscal year, the Fund may elect that Section 853 of the Internal Revenue Code will apply to it to permit shareholders to take a credit (or a deduction) on their own federal income tax returns for foreign taxes paid by the Fund. "Dividends, Capital Gains and Taxes" in the Statement of Additional Information contains further information about this tax provision.

     o "Buying a Dividend": When a fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

      o Taxes on Transactions: Share redemptions, including redemptions for exchanges, are subject to capital gains tax. Generally speaking, a capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.

      o Returns of Capital: In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

      This information is only a summary of certain federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

APPENDIX A

Special Sales Charge Arrangements for Shareholders of the Fund
Who Were Shareholders of the Former Quest for Value Funds

The initial and contingent sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

Class A Sales Charges

      o Reduced Class A Initial Sales Charge Rates for Certain
Former Quest Shareholders

      o Purchases by Groups, Associations and Certain Qualified Retirement Plans. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

                        Front-End         Front-End
                        Sales             Sales             Commission
                        Charge            Charge            as
Number of               as a              as a              Percentage
Eligible                Percentage        Percentage        of
Employees               of Offering       of Amount         Offering
or Members              Price             Invested          Price
-------------------------------------------------------------
9 or fewer              2.50%             2.56%             2.00%
-------------------------------------------------------------
At least 10 but
not more than 49        2.00%             2.04%             1.60%


      For purchases by Qualified Retirement Plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on pages 29 and 30 of this Prospectus.

      Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

     o Special Class A Contingent Deferred Sales Charge Rates Class A shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were acquired as a result of the merger of Former Quest for Value Funds into those Oppenheimer funds, and which shares were subject to a Class A contingent deferred sales charge prior to November 24, 1995 will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent six months. Class A shares of any of the Former Quest for Value

Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

      o  Waiver   of  Class  A  Sales   Charges   for   Certain   Shareholders

      Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

      o Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

     o Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      o Waiver of Class A Contingent Deferred Sales Charge in
Certain Transactions

      The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      o Investors who purchased Class A shares from a dealer that is not or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

     o Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."


 Class B and Class C Contingent Deferred Sales Charge Waivers o Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.



      In the following cases, the contingent deferred sales charge will be waived for redemptions of Class B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with (i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code or from custodial accounts under Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan,
(ii) withdrawals under an automatic withdrawal plan holding only either Class B or C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

o Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995.

      In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any sales charge or contingent deferred sales charge paid on the redemption of any Class A, B or C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.


Special Dealer Arrangements

Dealers who sold Class B shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and that were transferred to an OppenheimerFunds prototype 401(k) plan shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed

$5,000 as to any one plan. Dealers who sold Class C shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and (i) the shares held by those plans were exchanged for Class A shares, or (ii) the plan assets were transferred to an OppenheimerFunds prototype 401(k) plan, shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000.

                            APPENDIX TO PROSPECTUS OF
                   OPPENHEIMER GOLD & SPECIAL MINERALS FUND

     Graphic material included in Prospectus of Oppenheimer Gold & Special Minerals Fund: "Comparison of Total Return of Oppenheimer Gold & Special Minerals Fund with the Morgan Stanley World Index- Change in Value of a $10,000 Hypothetical Investment"


      A linear graph will be included in the Prospectus of Oppenheimer Gold & Special Minerals Fund (the "Fund") depicting the initial account value and subsequent account value of a hypothetical $10,000 investment in each class of shares of the Fund. For Class A Shares, that graph will cover each of the Fund's last ten fiscal years from 6/30/87 through 6/30/97 and in the case of the Fund's Class B and Class C shares the graphs will cover the period from the inception of the Classes (November 1, 1995) through June 30, 1997. The graphs will compare such values with hypothetical $10,000 investments over the same time periods in the Morgan Stanley World Index. Set forth below are the relevant data points that will appear on the linear graph. Additional information with respect to the foregoing, including a description of the Morgan Stanley World Index, is set forth in the Prospectus under "Performance of the Fund Comparing the Fund's Performance to the Market."


                        Oppenheimer             Morgan
Fiscal Year             Gold & Special          Stanley
(Period) Ended          Minerals Fund A         World Index
--------------          ---------------         -----------
06/30/87                $ 9,425                 $10,000
06/30/88                $12,558                 $ 9,948
06/30/89                $13,366                 $11,248
06/30/90                $13,779                 $12,109
06/30/91                $12,305                 $11,587
06/30/92                $12,929                 $12,146
06/30/93                $15,146                 $14,262
06/30/94                $16,395                 $15,798
06/30/95                $16,729                 $17,571
06/30/96                $17,640                 $20,908
06/30/97                $15,840                 $25,677



                        Oppenheimer             Morgan
Fiscal Year             Gold & Special          Stanley
(Period) Ended          Minerals Fund B         World Index
--------------          ---------------         -----------
11/01/95(1)             $10,000                 $10,000
06/30/96                $11,425                 $11,434
06/30/97                $ 9,770                 $14,042








                        Oppenheimer             Morgan
Fiscal Year             Gold & Special          Stanley
(Period) Ended          Minerals Fund C         World Index
--------------          ---------------         -----------
11/01/95(2)             $10,000                 $10,000
06/30/96                $11,441                 $11,434
06/30/97                $10,194                 $14,042


----------------------
(1)Class B shares of the Fund were first  publicly  offered on  November 1, 1995
(2)Class C shares of the Fund were first  publicly  offered on  November 1, 1995

Oppenheimer Gold & Special Minerals Fund
Two World Trade Center
New York, New York 10048-0203
1-800-525-7048

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
The Bank of New York
One Wall Street
New York, New York 10015

Independent Auditors
KPMG Peat Marwick LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Gordon Altman Butowsky Weitzen
  Shalov & Wein
114 West 47th Street
New York, New York  10036

No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and, if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.


PRO410.001.1097       Printed      on       recycled paper

Oppenheimer Gold & Special Minerals Fund

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048


Statement of Additional Information dated October  15, 1997


      This Statement of Additional Information of Oppenheimer Gold & Special Minerals Fund is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated October 15, 1997. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                            Page
About the Fund
Investment Objective and Policies.......................................
   Investment Policies and Strategies...................................
   Other Investment Techniques and Strategies...........................
   Other Investment Restrictions........................................
How the Fund is Managed ................................................
   Organization and History.............................................
   Trustees and Officers of the Fund....................................
   The Manager and Its Affiliates.......................................
Brokerage Policies of the Fund..........................................
Performance of the Fund.................................................
Distribution and Service Plans..........................................
About Your Account
   How To Buy Shares....................................................
   How To Sell Shares...................................................
   How To Exchange Shares...............................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Fund...................................
Financial Information About the Fund
Independent Auditors' Report............................................
Financial Statements....................................................
Appendix A:  Industry Classifications...................................  A-1

ABOUT THE FUND

Investment Objective and Policies

Investment Policies and Strategies. The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Capitalized terms used in this Statement of Additional Information have the same meanings as those terms have in the Prospectus.

      In selecting securities for the Fund's portfolio, the Fund's investment advisor, OppenheimerFunds, Inc. (the "Manager"), evaluates the merits of securities primarily through the exercise of its own investment analysis. This may include, among other things, evaluation of the history of the issuer's operations, prospects for the industry of which the issuer is part, the issuer's financial condition, the issuer's pending product developments and developments by competitors, the effect of general market and economic conditions on the issuer's business, and legislative proposals or new laws that might affect the issuer. Current income is not a consideration in the selection of portfolio securities for the Fund, whether for appreciation, defensive or liquidity purposes. The fact that a security has a low yield or does not pay current income will not be an adverse factor in selecting securities to try to achieve the Fund's investment objective of capital appreciation unless the Manager believes that the lack of yield might adversely affect appreciation possibilities.

      The portion of the Fund's assets allocated to securities selected for capital appreciation and the investment techniques used will depend upon the judgment of the Manager as to the future movement of the equity securities markets. If the Manager believes that economic conditions favor a rising market, the Fund will emphasize securities and investment methods selected for high capital growth. If the Manager believes that a market decline is likely, defensive securities and investment methods may be emphasized (See "Temporary Defensive Investments," below).

     o Foreign Securities. As noted in the Prospectus, the Fund may invest in securities (which may be dominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (described below) and foreign governments or their agencies or instrumentalities, and in securities issued by U.S. corporations denominated in non-U.S. currencies. All of these are considered to be "foreign securities." Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. If the Fund's portfolio securities are held abroad, the sub-custodians or depositories holding them must be approved by the Fund's Board of Trustees to the extent that approval is required under applicable rules of the Securities and Exchange Commission. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

      o Risks of Foreign Investing. Investments in foreign securities present special additional risks and considerations not typically associated with investments in domestic securities: reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      o Investing in Mining Securities and Metal Investments. The type of securities that will be emphasized in the Fund's portfolio are Mining Securities and Metal Investments. Mining Securities are securities of companies engaged in mining, processing, or distributing gold and other metals or minerals. Metal Investments consist of gold or silver bullion, other precious metals, strategic metals, other metals naturally occurring with such metals, certificates representing an ownership interest in such metals, and gold or silver coins.

      o Special Risks of Concentrating Investments in Mining Securities and Metal Investments. Investments in Mining Securities and Metal Investments involve additional risks and considerations not typically associated with other types of investments: (1) the risk of substantial price fluctuations of gold and precious metals; (2) the concentration of gold supply is mainly in five territories (South Africa, Australia, the Commonwealth of Independent States (the former Soviet Union), Canada and the United States), and the prevailing economic and political conditions of these countries may have a direct effect on the production and marketing of gold and sales of central bank gold holdings;
(3) unpredictable international monetary policies, economic and political conditions; (4) possible U.S. governmental regulation of Metal Investments, as well as foreign regulation of such investments; and (5) possible adverse tax consequences for the Fund in making Metal Investments, if it fails to qualify as a "regulated investment company" under the Internal Revenue Code.

      Because the Fund concentrates its investments in Mining Securities and Metal Investments, an adverse change with respect to any of these risk factors could have a significant negative effect on the Fund's net asset value per share. These risks are discussed in greater detail below.

      o Risk of Price Fluctuations. The prices of precious and strategic metals are affected by various factors such as economic conditions, political events, governmental monetary and regulatory policies and market events. The prices of Mining Securities and Metal Investments held by the Fund may fluctuate sharply, which will affect the value of the Fund's shares.

      o Concentration of Source of Gold Supply and Control of Gold Sales. Currently, the four largest producers of gold are the Republic of South Africa, the Commonwealth of Independent States (which includes Russia and certain other countries that were part of the former Soviet Union), Canada and the United States. Economic and political conditions in those countries may have a direct effect on the production and marketing of gold and on sales of central bank gold holdings. In South Africa, the activities of companies engaged in gold mining are subject to the policies adopted by the Ministry of Mines. The Reserve Bank of South Africa, as the sole authorized sales agent for South African gold, has an influence on the price and timing of sales of South African gold. Political and social conditions in South Africa are still somewhat unsettled and may pose certain risks to the Fund (in addition to the risks described below under the caption "Foreign Securities"), because the Fund may hold a portion of its assets in securities of South African issuers.

      o Unpredictable International Monetary Policies, Economic and Political Conditions. There is the possibility that unusual international monetary or political conditions may make the Fund's portfolio assets less liquid, or that the value of the Fund's assets might be more volatile, than would be the case with other investments. In particular, the price of gold is affected by its direct and indirect use to settle net balance of payments deficits and surpluses between nations. Because the prices of precious or strategic metals may be affected by unpredictable international monetary policies and economic conditions, there may be greater likelihood of a more dramatic fluctuation of the market prices of the Fund's investments than of other investments.

      o Commodities Regulations. The trading of Metal Investments in the United States could become subject to the rules that govern the trading of agricultural and certain other commodities and commodity futures. In the opinion of the Fund's counsel, at present the Fund's permitted Metal Investments are either not subject to regulation by the Commodity Futures Trading Commission ("CFTC") or an exemption from regulation is available. The absence of CFTC regulation may adversely affect the continued development of an orderly market in Metal Investments trading in the United States. The development of a regulated futures market in Metal Investments trading may affect the development of a market in, and the price of, Metal Investments in the United States.

      o Effect on the Fund's Tax Status. By making Metal Investments, the Fund risks failing to qualify as a regulated investment company under the Internal Revenue Code. If the Fund should fail to qualify, it would lose the beneficial tax treatment accorded to qualifying investment companies under Subchapter M of the Code. Failure to qualify would occur if in any fiscal year the Fund either
(a) derived 10% or more of its gross income (as defined in the Internal Revenue Code, which disregards losses for this purpose) from sales or other dispositions of Metal Investments, or (b) held more than 50% of its net assets in the form of Metal Investments or in securities not meeting certain tests under the Internal Revenue Code (see "Dividends, Capital Gains and Taxes"). Accordingly, the Fund will endeavor to manage its portfolio within the limitations described above, and the Fund has adopted an investment restriction limiting the amount of its total assets that can be invested in

Metal Investments. There can be no assurance that the Fund will qualify in every fiscal year. Furthermore, to comply with the limitations described above, the Fund may be required to make investment decisions the Manager would otherwise not make, foregoing the opportunity to realize gains, if necessary, to permit the Fund to qualify. See "Investment Restrictions."

      o Borrowing for Leverage. From time to time, the Fund may increase its ownership of securities by borrowing from banks on an unsecured basis to invest the borrowed funds in portfolio securities. Borrowing is subject to the restrictions stated in the Prospectus. Pursuant to the requirements of the Investment Company Act of 1940 (the "Investment Company Act"), any borrowing for this purpose will only be made if the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, the Fund is required to reduce its bank debt within three days to the extent necessary to meet that coverage requirement. To do so, the Fund may have to sell a portion of its investments at a time when it would otherwise not want to sell the securities. Interest on money the Fund borrows is an expense the Fund would not otherwise incur, so that during periods of substantial borrowings, its expenses may increase more than the expenses of funds that do not borrow.

Other Investment Techniques and Strategies

     o Temporary Defensive Investments. If economic, political or financial conditions adversely affect Mining Securities or Metal Investments, the Fund may depart from its usual concentration policy and may commit an increasing portion of its assets to defensive securities. These may include the types of securities described in the Prospectus. When investing for defensive purposes, the Fund will normally emphasize investment in short-term debt securities (that is, securities maturing in one year or less from the date of purchase), since those types of securities are generally more liquid and usually may be disposed of quickly without significant gains or losses so that the Manager may have liquid assets when it wishes to make investments in securities for appreciation possibilities.

      o Warrants. Warrants are options to purchase equity securities at set prices valid for a specified period of time. The prices of warrants do not necessarily move in a manner parallel to the prices of the underlying securities. The price the Fund pays for a warrant will be lost unless the warrant is exercised prior to its expiration. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      o Investing in Small, Unseasoned Companies. The securities of small, unseasoned companies may have a limited trading market, which may adversely affect the Fund's ability to sell them and can reduce the price the Fund might be able to obtain for them. If other investors holding the same securities as the Fund sell them when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained, because of the thinner market for such securities.

      o Illiquid and Restricted Securities. To enable the Fund to sell restricted securities not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund, if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The Fund would bear the risks of any downward price fluctuation during that period. The Fund may also acquire, through private placements, securities having contractual restrictions on their resale, which might limit the Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.


      The Fund has percentage limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Fund or by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

      o Loans of Portfolio Investments. The Fund may lend its portfolio investments subject to the restrictions stated in the Prospectus. Repurchase transactions are not considered "loans" for the purpose of the Fund's limit on the percentage of its assets that can be loaned. Under applicable regulatory requirements (which are subject to change), the loan collateral on each business day must at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders' administrative or other fees the Fund pays in connection with the loan. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     o Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of purchases of portfolio securities.

      In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor. An "approved vendor" is a U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in government securities, which must meet credit requirements set by the Fund's Board of Trustees from time to time. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      o Hedging. The Fund may use hedging instruments for the purposes described in the Prospectus. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, or to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may: (i) sell Stock Index Futures, (ii) buy puts, or (iii) write covered calls on securities held by it or on Stock Index Futures (as described in the Prospectus). When hedging to establish a position in the equity securities markets as a temporary substitute for the purchase of individual equity securities the Fund may: (i) buy Stock Index Futures, or (ii) buy calls on Stock Index Futures or securities held by it. Normally, the Fund would then purchase the equity securities and terminate the hedging portion.

      The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's investment activities in the underlying cash market. In the future, the Fund may employ hedging instruments and strategies that are not presently contemplated but which may be subsequently developed, to the extent such investment methods are consistent with the Fund's investment objective, and are legally permissible and disclosed in the Prospectus. Additional information about the hedging instruments the Fund may use is provided below.

      o Stock Index Futures. As described in the Prospectus, the Fund may invest in Stock Index Futures only if they relate to broadly-based stock indices. A stock index is considered to be broadly- based if it includes stocks that are not limited to issuers in any particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and fluctuates with the changes in the market value of those stocks. Stock indices cannot be purchased or sold directly.

      Stock index futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction or to enter into an offsetting contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by the Fund on the purchase or sale of a Stock Index Future. Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment, in cash or U.S. Treasury bills, with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under certain specified conditions. As the Future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis.

      At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      o Writing Covered Call. When the Fund writes a call on a security, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying investment) regardless of market price changes during the call period. The Fund retains the risk of loss should the price of the underlying security decline during the call period, which may be offset to some by the premium.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call the Fund has written is more or less than the price of the call the Fund subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Those profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Fund are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.

      The Fund may also write calls on Futures without owning a futures contract or deliverable securities, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar value of deliverable securities or liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice as to a Future put the Fund in a short futures position.

      o Writing Put Options. A put option on an investment gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to the Fund as writing a covered call. The premium the Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, the Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium less transaction costs. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

When writing put options on securities or on foreign currencies, to secure its obligation to pay for the underlying security, the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Fund to take delivery of the underlying security against payment of the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

      The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As above for writing covered calls, any and all such profits described herein from writing puts are considered short-term gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

      o Purchasing Puts and Calls. When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium, and, except as to calls on stock indices or futures, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. In purchasing a call, the Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price, transaction costs and the premium paid, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

      When the Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns (a "protective put") enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration and the Fund will lose the premium payment and the right to sell the underlying investment. However, the put may be sold prior to expiration (whether or not at a profit).

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a call, put or an underlying investment in connection with the exercise of a put or call. Those commissions may be higher than the commissions for direct purchases or sales of the underlying investments.

      Premiums paid for options are small in relation to the market value of the underlying investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

      o Options on Indices and Futures. Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements of individual securities or futures contracts. When the Fund buys a call on a stock index or Stock Index Future, it pays a premium. If the Fund exercises the call during the call period, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the call and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference.

      When the Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver cash to the Fund to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls. The put protects the Fund to the extent that the index moves in a similar pattern to the securities the Fund holds. The Fund can either resell the put or, in the case of a put on a Stock Index Future, buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and as a result the put is not exercised, the put will become worthless on the expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

      o Options on Foreign Currency. The Fund may write and purchase puts and calls on foreign currencies that are traded on a securities or commodities exchange or over-the-counter markets or are quoted by major recognized dealers in such options. The Fund does so to protect against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. However, in the event of currency rate fluctuations adverse to the Fund's position, it would lose the premium it paid and transactions costs.

      A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call may be written by the Fund on a foreign currency to provide a hedge against a decline due to an expected adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. This is a "cross-hedging" strategy. In such circumstances, the Fund covers the option by maintaining in a segregated account with the Fund's custodian, liquid assets in an amount not less than the exercise price of the option.

      o Forward Contracts. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into a Forward Contract to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency.

      The Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      The Fund may enter into Forward Contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase of sale of a security denominated in a foreign currency, or when the fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment. To do so, the Fund enters into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). The fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

      The Fund may also use Forward Contracts to lock in the value of portfolio positions ("position hedges"). In a position hedge, for example, when the Fund believes that a foreign currency in which the Fund has security holdings may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward sale contract to sell an amount of that foreign currency for a fixed U.S. dollar amount. Additionally, when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed U.S. dollar amount.

      The Fund may also enter into a forward contract to sell a foreign currency other than that in which the underlying security is denominated. This technique is referred to as "cross hedging," and is done when the foreign currency sold through the forward contract is correlated with the foreign currency or currencies in which the underlying security positions are denominated. The foreign currency sold through the forward contract may be sold for a fixed U.S. dollar amount or for a fixed amount of another currency correlated with the U.S. dollar.

      The Fund may also cross hedge its portfolio positions by entering into a forward contract to buy or sell a foreign currency other than the currency in which its underlying securities are denominated for a fixed amount in U.S. dollars or a fixed amount in another currency which is correlated with the U.S. dollar. If the Fund does not own portfolio securities denominated in the currency on the long side of the cross hedge, the Fund will not be required to later purchase portfolio securities denominated in that currency. Instead, the Fund may unwind the cross hedge by reversing the original transaction, that is, by transacting in a forward contract that is opposite to the original cross hedge or it may extend the hedge by "rolling" the hedge forward.

      The success of cross hedging is dependent on many factors, including the ability of the Manager to correctly identify and monitor the correlation among foreign currencies and between foreign currencies and the U.S. dollar. To the extent that these correlations are not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge. However, the Manager shall determine that any cross hedge is a bona fide hedge in that it is expected to reduce the volatility of the Fund's total return.

      The Fund's Custodian will identify liquid assets of the Fund having a value equal to the aggregate amount of the Fund's commitment under Forward
Contracts to cover its short positions. The Fund will not enter into such Forward Contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge. The Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to Forward Contracts in excess of the value of the Fund's portfolio securities or other assets denominated in these currencies provided the excess amount is "covered" by liquid securities denominated in any currency, at lest equal at all times to the amount of such excess. As an alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

      The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and incur transactions costs.

      At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Such contracts are not traded on an exchange. Therefore, the Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert all of its holdings of foreign currency deposits into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, by they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     o Additional Information About Hedging Instruments and Their Use. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options that are traded on exchanges, or as to other acceptable escrow securities, so that no margin will be required from the Fund for such option transactions. OCC will release the securities covering a call on the expiration of the call or when the Fund enters into a closing purchase transaction. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.


      When the Fund writes an over-the-counter("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which the Fund would have the absolute right to repurchase that OTC option. That formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the extent to which the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of the limit on its assets that may be invested in illiquid securities, stated in the Prospectus) the mark-to-market value of any OTC option held by it unless the option is subject to a buy-back agreement with the executing broker, which broker the Manager has determined to be appropriate for this purpose. The Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

      o Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain restrictions and guidelines with respect to its use of Futures and options on Futures established by the Commodity Futures Trading Commission ("CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Fund limits its aggregate initial Futures margin and related options premiums to no more than 5% of the Fund's total assets for hedging purposes that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short Futures and Futures options positions solely for "bona fide hedging purposes" within the meaning and intent of the applicable provisions of the Commodities Exchange Act.

      Transactions in options by the Fund are subject to limitations established by option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act of 1940 (the "Investment Company Act"), when the Fund purchases a Stock Index Future, the Fund will maintain, in a segregated account or accounts with its Custodian, liquid assets of any type, including equity and debt securities of any grade, in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

      o Tax Aspects of Covered Calls and Hedging Instruments. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). One of the tests for the Fund's qualification as a regulated investment company is that less than 30% of its gross income must be derived from gains realized on the sale of securities held for less than three months. To comply with this 30% cap, the Fund will limit the extent to which it engages in the following activities, but will not be precluded from them: (1) selling investments, including Stock Index Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Fund; (2) purchasing calls or puts which expire in less than three months; (3) effecting closing transactions with respect to calls or puts written or purchased less than three months previously; (4) exercising puts or calls held by the Fund for less than three months; or (5) writing calls on investments held less than three months.

      Certain foreign currency exchange contracts (Forward Contracts) in which the Fund may invest are treated as "Section 1256 contracts." Gains or losses relating to Section 1256 contracts generally are characterized under the Internal Revenue Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain Section 1256 contracts (including Forward Contracts) generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to- market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt these transactions from this marked-to-market treatment.

      Certain Forward Contracts entered into by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the timing and the character of gains or losses recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position(s) making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, generally gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contract and the date of the disposition also are treated as an ordinary gain or loss. Currency gains and losses are offset against market gains and losses before determining a net "Section 988" gain or loss under the Internal Revenue Code, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

      o Risks of Hedging With Options and Futures. In addition to the risks associated with hedging that are discussed in the Prospectus and above, there is a risk in using short hedging by selling Stock Index Futures to attempt to protect against declines in the value of the Fund's equity securities. The risk is that the prices of Stock Index Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of the equity securities being hedged is more than the historical volatility of the applicable index. It is also possible that if the Fund has used hedging instruments in a short hedge, the market may advance and the value of equity securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of equity securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      If the Fund uses hedging instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Stock Index Futures and/or calls on such Futures, on securities or on stock indices, it is possible that the market may decline. If the Fund then concludes not to invest in equity securities at that time because of concerns as to a possible further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the equity securities purchased.

      o Short Sales Against-the-Box. In this type of short sale, while the short position is open, the Fund must own an equal amount of the securities sold short, or by virtue of ownership of other securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against-the-box may be made to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out. They may also be used to protect a gain on the security "in-the-box" when the Fund does not want to sell it and recognize a capital gain. No more than 15% of the Fund's net assets may be held as collateral for these short sales.

Other Investment Restrictions

      The Fund's most significant investment restrictions are described in the Prospectus. The following are fundamental policies, and together with the Fund's fundamental policies described in the Prospectus, cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities. Such a "majority" vote is defined in the Investment Company Act as the vote of the holders of the lesser of (1) 67% or more of the shares present or represented by proxy at a shareholders meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or (2) more than 50% of the outstanding shares.

      Under these additional restrictions, the Fund cannot:

      o invest in commodities or commodities contracts; Metal Investments shall not be deemed an investment in a commodity for the purpose of the Fund's investment restrictions; however, the Fund may buy and sell any of the hedging instruments permitted by any of its other non-fundamental or fundamental policies, whether or not any such hedging instrument is considered to be a commodity;

      o invest in real estate or in interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein;

      o purchase securities on margin; however, the Fund may make margin deposits in connection with any of the hedging instruments permitted by any of its other fundamental or non- fundamental policies;

      o mortgage, hypothecate or pledge any of its assets; however, this does not prohibit the escrow arrangements contemplated by the option activities of the Fund or other collateral or margin arrangements in connection with any of the hedging instruments permitted by any of its other fundamental or non-fundamental policies;

      o underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter in the resale of any securities held in its portfolio;

      o invest in or hold securities of any issuer if those officers and trustees or directors of the Fund or its adviser owning individually more than
 .5% of the securities of such issuer together own more than 5% of the securities of such issuer;

      o invest in interests in oil or gas exploration or development programs; or

      o  invest  in  companies  for  the  purpose  of  acquiring   control  or
management thereof.

      o Non-Fundamental Investment Restrictions. For purposes of the Fund's policy not to concentrate its assets as described under the second investment restriction in "Other Investment Restrictions" in the Prospectus, the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information. This is not a fundamental policy.

      In connection with the registration of its shares in certain states, the Fund has made the following undertakings. These undertakings, which are non-fundamental policies of the Fund, shall terminate if the Fund ceases to qualify its shares for sale in that state or if the state's applicable rules or regulations are amended. The Fund has undertaken that: (1) it will not invest in oil, gas or other mineral leases; and (2) it will not invest in real property, including limited partnership interests.

How the Fund Is Managed

Organization and History. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

      The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. The address of each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. Ms. Macaskill is not a director of Oppenheimer Money Market Fund, Inc. Otherwise, all of the Trustees are also trustees or directors of Oppenheimer Fund, Oppenheimer Global Fund, Oppenheimer Growth Fund, Oppenheimer Discovery Fund, Oppenheimer Enterprise Fund, Oppenheimer Global Growth & Income Fund,
Oppenheimer International Growth Fund, Oppenheimer Municipal Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer New York Municipal Fund, Oppenheimer California Municipal Fund, Oppenheimer Money Market Fund, Inc., Oppenheimer Multi-State Municipal Trust, Oppenheimer Multiple Strategies Fund, Oppenheimer U.S. Government Trust, Oppenheimer Developing Markets Fund, Oppenheimer Series Fund, Inc., Oppenheimer Multi-Sector Income Trust and Oppenheimer World Bond Fund (collectively the "New York-based Oppenheimer funds"). Ms. Macaskill and Messrs. Spiro, Bishop, Bowen, Donohue, Farrar and Zack, respectively, hold the same offices with the other New York- based Oppenheimer funds as with the Fund. As of September 26, 1997, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of the outstanding shares of each class of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager (for which plan a Trustee and an officer listed below, Ms. Macaskill and Mr. Donohue, respectively, are trustees) other than the shares beneficially owned under that plan by the officers of the Fund listed above.


      Leon Levy, Chairman of the Board of Trustees; Age:  71
      31 West 52nd Street, New York, New York  10019
      General Partner of Odyssey Partners, L.P. (investment partnership) and Chairman of Avatar
      Holdings, Inc. (real estate development).


      Robert G. Galli, Trustee*; Age:   64
      Vice   Chairman   of     OppenheimerFunds,   Inc.   (the
      "Manager"); formerly he
      held the following positions:  Vice President and Counsel of Oppenheimer

      Acquisition Corp.

      ("OAC"), the Manager's parent holding company; Executive Vice President and General Counsel and a director of the Manager and Oppenheimer Funds Distributor, Inc. (the "Distributor"), Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") and Centennial Asset Management Corporation ("Centennial"), investment advisor subsidiaries of the Manager, a director of Shareholder Financial Services, Inc. ("SFSI") and Shareholder Services, Inc. ("SSI"), transfer agent subsidiaries of the Manager, an officer of other Oppenheimer funds.

      Benjamin Lipstein, Trustee; Age:   74
      591 Breezy Hill Road, Hillsdale, New York 12529

      Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New
      York University; a director of Sussex Publishers, Inc. (Publishers of Psychology Today and
      Mother Earth News) and Spy Magazine, L.P.
--------
*A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.

      Bridget A. Macaskill, President and Trustee*; Age: 49 President, CEO and a Director of the Manager and HarbourView; Chairman and a director of SSI and SFSI President and a director of OAC and Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc.; formerly Executive
      Vice President of the Manager.

      Elizabeth B. Moynihan, Trustee;  Age:   68
      801 Pennsylvania Avenue, N.W., Washington, DC 20004

      Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian
      Institution), the Institute of Fine Arts (New York University), National Building Museum;
      a member of the Trustees Council, Preservation League of New York State and the Indo-U.S.
      Sub-Commission on Education and Culture.


      Kenneth A. Randall, Trustee; Age:   70
      6 Whittaker's Mill, Williamsburg, Virginia 23185
      A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Texan Cogeneration Company (cogeneration company) , Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

      Edward V. Regan, Trustee; Age:   67
      40 Park Avenue, New York, New York 10016

      Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellows of Jerome Levy Economics Institute, Bard College; a member of the U.S. Competitiveness Policy Council; a director of GranCare, Inc. (healthcare provider); formerly New York State Comptroller and a trustee, New York State and Local Retirement Fund.


      Russell S. Reynolds, Jr., Trustee; Age:   65
        8 Sound  Shore  Drive,
      Greenwich,
      Connecticut 06830
      Founder  Chairman  of  Russell  Reynolds  Associates,   Inc.  (executive
      recruiting); Chairman of
      Directorship  Inc.  (corporate
      governance consulting);
      a director of   Professional  Staff  Limited

      (U.K);   a  trustee   of  Mystic   Seaport   Museum,

      International House,

       Greenwich Historical Society.

      Donald W. Spiro, Vice Chairman and Trustee*; Age:   71
      Chairman Emeritus and a director of the Manager; formerly Chairman of the Manager and the Distributor.


      Pauline Trigere, Trustee; Age:   84
      498 Seventh Avenue, New York, New York 10018

      Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).


     Clayton K. Yeutter,  Trustee; Age: 66
     1325 Merrie Ridge Road, McLean, Virginia 22101
     Of Counsel to Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery), IMC Global Inc. (chemicals and animal feed) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order) Counselor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.

      Andrew J. Donohue, Secretary; Age:   47
      Executive Vice President (since January 1993), General Counsel (since October 1991) and a Director (since September 1995) of the Manager ; Executive Vice President (since September 1993), and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer
      Partnership Holdings, Inc. since (September 1995) and MultiSource Services, Inc. (a broker-dealer) (since December 1995); President and a director of Centennial (since September 1995); President and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; an officer of other Oppenheimer funds .


--------
*A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.

      Frank Jennings, Vice President and Portfolio Manager; Age: 50 Vice President of the Manager (since September 1995); and an officer of other Oppenheimer funds; formerly Managing Director of Global Equities at Mitchell Hutchins Asset Management, Inc., a subsidiary of PaineWebber Inc.

      Shanquan Li, Vice President and Portfolio Manager; Age:  43
      Assistant  Vice  President  of the  Manager


      (July 1997);
      formerly a Senior Quantitative Analyst in the Investment Management Policy Group of
      Brown   Brothers   Harriman,   and  a  Consultant   for  Acadian   Asset

      Management, Inc.


      George C. Bowen, Treasurer; Age:   61
       6803 South   Tucson Way,  Englewood,
      Colorado
       80112
      Senior Vice President  (since  September 1987) and Treasurer  (since March
      1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor ; Vice President (since October
      1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991)and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Treasurer of OAC (since June 1990); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer ince December 1995); an officer of other Oppenheimer funds.

      Robert G. Zack, Assistant Secretary; Age: 49 Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager, Assistant Secretary of SSI (since May 1985), and SFSI (since November
      1989); an officer of other Oppenheimer funds.

      Robert J. Bishop, Assistant Treasurer; Age:   38
       6803 South   Tucson Way,  Englewood,
      Colorado
       80112
      Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager .

      Scott T. Farrar, Assistant Treasurer; Age:   32
       6803 South   Tucson Way,  Englewood,
      Colorado

       80112
      Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager .

     Remuneration of Trustees. All officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Messrs. Galli and Spiro ) who are affiliated with the Manager receive no salary or fees from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended June 30, 1997. The compensation from all of the New York-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee or managing general partner or member of a committee of the Board of those funds during calendar year 1996.


                                             Retirement           Total
                                             Benefits       Compensation
                             Aggregate       Accrued        From All
                             Compensation    as Part of     New York-based
Name and Position            From Fund       Fund Expenses  Oppenheimer funds1
Leon Levy, Chairman           $5,488         ($1,719)       $152,750
and Trustee

Benjamin Lipstein,           $3,282          ($1,028)       $91,350
Study Committee Chairman,
Audit Committee Member
and Trustee2

Elizabeth B. Moynihan,       $3,282          ($1 ,028)      $91,350
Study Committee Member
and Trustee

Kenneth A. Randall,          $2,998          ($939)         $83,450
Audit Committee Chairman
and Trustee

Edward V. Regan,             $2,808          ($880)         $78,150

                                     -31-




Proxy Committee Chairman,
Audit Committee Member
and Trustee

Russell S. Reynolds, Jr.,    $2,113          ($662)         $58,800
Proxy Committee Member
and Trustee

Pauline Trigere, Trustee     $1,987          ($622)         $55,300

Clayton K. Yeutter,          $2,113          ($662)         $58,800
Proxy Committee Member
and Trustee

--------------------

1For the 1995 calendar year (prior to the inception of the Proxy Committee) during which the New York-based Oppenheimer funds, listed in the first paragraph of this section, including Oppenheimer Mortgage Income Fund and Oppenheimer Time Fund (which ceased operation following the acquisition of their assets by certain other Oppenheimer funds) but excluding Oppenheimer International Growth Fund, which had not yet commenced operations. 2Committee position held during a portion of the period shown. The Study and Audit Committees meet for all of the New York-based Oppenheimer funds and the fees are allocated among the funds by the Board.


      The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the New York- based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined at this time, nor can the Fund estimate the number of years of credited service that will be used to determine those benefits. During the fiscal year ended June 30, 1997 a credit of $9,193 was made for the Fund's projected retirement obligations and payments of $1,013 were made to retired trustees, resulting in an accumulated liability of $81,234 at June 30, 1997.

      o Major Shareholders. As of September 26, 1997, no person owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B or Class C shares except: (i) Merrill Lynch Fenner & Smith , 4800 Deer Lake Drive East Fl. 3, Jacksonville, Florida 32246-6484, who owned of record 512,521.194 Class A shares (5.20% of the Fund's outstanding Class {C} A shares as of such date), (ii) Merrill Lynch Fenner & Smith, 4800 Deer Lake Drive East Fl. 3, Jacksonville, Florida 32246-6484, who owned of record 79,652.946 Class B shares

(9.48% of the Fund's outstanding Class B shares as of such date)



, (iii) Merrill Lynch Fenner & Smith, 4800 Deer Lake Drive East Fl. 3, Jacksonville, Florida 32246-6484, who owned of record 58,091 shares (15.29% of the Fund's outstanding Class C shares as of such date) and (iv) Smith Barney Inc., 388 Greenwich St., New York, NY 10013, who owned of record 22,710.068 Class C shares (6.02% of the Fund's outstanding Class C shares as of such date).


The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund, and two of whom (Messrs. Galli and Spiro) serve as Trustees of the Fund.

      The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

      o The Investment Advisory Agreement. A management fee is payable monthly to the Manager under the terms of the Investment Advisory Agreement between the Manager and the Fund and is computed on the aggregate net assets of the Fund as of the close of business each day. The investment advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.


      Expenses not expressly assumed by the Manager under the Investment Advisory Agreement or by the Distributor under the General Distributors Agreement are paid by the Fund. The Investment Advisory Agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. For the Fund's fiscal years ended June 30, 1995 , 1996 and 1997, the management fees paid by the Fund to the Manager were $1,339,091 , $1,302,108 and $1,195,285, respectively.

      The Advisory Agreement contains no expense limitation. However, because of state regulations limiting fund expenses that previously applied, the Manager had voluntarily undertaken that the Fund's total expenses in any fiscal year (including the investment advisory fee but excluding taxes, interest, brokerage commissions, distribution plan payments and any extraordinary non-recurring expenses , including litigation costs) would not exceed the most stringent state regulatory limitation applicable to the Fund. Due to changes in federal securities laws, such state regulations no longer apply and the Manager's undertaking is therefore inapplicable and has been withdrawn. During the Fund's last fiscal year, the Fund's expenses did not exceed the most stringent state regulatory limit and the voluntary undertaking was not invoked.


      The Investment Advisory Agreement provides that so long as it has acted with due care and in good faith, the Manager shall not be liable for any loss sustained by reason of any investment, the adoption of any investment policy, or the purchase, sale or retention of securities, irrespective of whether the determinations of the Manager relative thereto shall have been based, wholly or partly, upon the investigation or research of any other individual, firm or corporation believed by it to be reliable. However, the Investment Advisory Agreement does not protect the Manager against liability by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties or its reckless disregard of its obligations and duties under the Investment Advisory Agreement. The Investment Advisory Agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

     o The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B and Class C shares but is not obligated to sell a specific number of shares.


Expenses normally attributable to sales, (other than those expenses paid under the Distribution and Service Plans, but including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders), are borne by the Distributor. During the Fund's fiscal years ended June 30, 1995 , 1996 and 1997, the aggregate sales charges on sales of the Fund's Class A shares were $842,093 , $632,631 and $412,453, respectively, of which the Distributor and an affiliated broker-dealer retained in the aggregate $202,059 , $149,888 and $96,752 in those respective years. During the Fund's fiscal year ended June 30, 1997, the contingent deferred sales charges on the Fund's Class B shares totaled $34,108, all of which the Distributor retained. During the Fund's fiscal year ended June 30, 1997, the contingent deferred sales charges collected on the Fund's Class C shares totaled $3,974, all of which the Distributor retained. For additional information about distribution of the Fund's shares and the payments made by the Fund to the Distributor in connection with such activities, please refer to "Distribution and Service Plans," below.

     o The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the Investment Advisory Agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions. In doing so, the Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

      Under the Investment Advisory Agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

Description of Brokerage Practices Followed by the Manager. Subject to the provisions of the Investment Advisory Agreement, and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the investment advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Transactions in Metal Investments will be made through recognized dealers in such investments or, in the case of certificates representing such investments, directly with the issuers of such certificates. In connection with transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and thereby forego the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market, and are otherwise paid only if it appears likely that a better price or execution can be obtained. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. Option commissions may be relatively higher than those which would apply to direct purchases and sales of portfolio securities.

      Most purchases of money market instruments and debt obligations are principal transactions at net prices. For those transactions, instead of using a broker the Fund normally deals directly with the selling or purchasing principal or market maker unless it is determined that a better price or execution can be obtained by using a broker. Purchases of these securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. The Fund seeks to obtain prompt execution of such orders at the most favorable net price.

      The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid for in commission dollars. The Board of Trustees has permitted the Manager to use concessions on fixed price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.


      The research services provided by brokers broadens the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Board of Trustees, including the "independent" Trustees of the Fund (those Trustees of the Fund who are not "interested persons" as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the Investment Advisory Agreement or the Distribution and Service Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services.

      During the Fund's fiscal years ended June 30, 1995 , 1996 and 1997, total brokerage commissions paid by the Fund (not including spreads or concessions on principal transactions on a net trade basis) were $780,211 , $394,900 and $211,912, respectively. Of that amount, during the fiscal year ended June 30, 1997, $145,586 was paid to brokers as commissions in return for research services; the aggregate dollar amount of those transactions was $35,853,506. The transactions giving rise to those commissions were allocated in accordance with the Manager's internal allocation procedures.

Performance of the Fund

Total Return Information. As described in the Prospectus, from time to time the "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value" of an investment in a class of shares of the Fund may be advertised. An explanation of how these total returns are calculated for each class and the components of those calculations is set forth below.

      The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each advertised class of shares of the Fund for the 1, 5, and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The returns of each class of shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class.

      o Average Annual Total Returns. The Fund's "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )


      o Cumulative Total Returns. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P


      In calculating total returns for shares of the Fund, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P")(unless the return is shown at net asset value, as described below). For Class B shares, the payment of the applicable contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the period shown (unless the total return is shown at net asset value, as described below). For Class C shares, the payment of the 1.0% contingent deferred sales charge is applied to the investment result for the one-year period (or less). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.


      The "average annual total returns" on an investment in Class A shares of the Fund for the one, five and ten year periods ended June 30, 1997 were (15.37%), 2.92% and 4.71%, respectively. The cumulative "total return" on Class A shares of the Fund for the ten year period ended June 30, 1997 was 58.34%. The cumulative total return on Class B shares of the Fund for the period June 30, 1997 was (2.37%). The cumulative total return on Class C shares for the period from November 1, 1995, through June 30, 1997 was 1.94%.

     o Total Returns at Net Asset Value. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value for Class A, Class B and Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The cumulative total return at net asset value of the Fund's Class A shares for the ten-year period ended June 30, 1997 was 68.00%. The average annual total returns at net asset value for the one, five and ten-year periods ended June 30, 1997, for Class A shares of the Fund were (10.20%), 4.14% and 5.33%, respectively. The cumulative total return at net asset value for Class B shares for the period from November 1, 1995 through June 30, 1997 was 1.70%. The cumulative total return at net asset value for Class C shares for the period from November 1, 1995 through June 30, 1997 was 1.94%.

     Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B and Class C shares. However, when comparing total return of an investment in shares of the Fund with that of other alternatives, investors should understand that as the Fund is an aggressive equity fund seeking capital appreciation, its shares are subject to greater market risks than shares of funds having other investment objectives and that the Fund is designed for investors who are willing to accept greater risk of loss in the hopes of realizing greater gains.


Other Performance Comparisons. From time to time the Fund may publish the ranking of its Class A, Class B, Class C or Class Y shares by Lipper Analytical Services, Inc. ("Lipper") or Morningstar, Inc. and Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund's classes of shares is ranked against
(i) all other funds and (ii) all other gold-oriented funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.

      From time to time the Fund may publish the star ranking of the performance of its Class A, Class B, Class C or Class Y shares by Morningstar, Inc., an independent mutual fund monitoring service . Morningstar ranks mutual funds in broad investment categories (domestic stock funds, international stock funds, taxable bond funds and municipal bond funds) based on risk-adjusted investment return. The Fund is ranked among the domestic equity funds. Investment return measures a fund's or class's one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering sales charges and expenses. Risk measures fund performance below 90-day U.S. Treasury bill monthly returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). Rankings are subject to change monthly. The current star ranking is the fund's or class's 3-year ranking or its combined 3- and 5- year ranking (weighted 60%/40%, respectively, or its combined 3-, 5- and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception of the fund or class.

      The Fund may also compare its performance to that of other funds in its Morningstar Category. In addition to its star ranking, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments objective. Morningstar's four broad categories are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds services to those of other mutual fund families selected by the rating or ranking services, and may be based upon the opinions of the rating or ranking service itself, using its own research or judgment, or based upon surveys of investors, brokers, shareholders or others.

Distribution and Service Plans

      The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares of the Fund under Rule 12b-1 of the Investment Company Act pursuant to which the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. Each Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. For the Distribution and Service Plans for Class B and Class C shares, that vote was cast by the Manager as the sole initial holder of Class B and Class C shares of the Fund.

      In addition, under the Plans, the Manager and the Distributor, in their sole discretion, from time to time, may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund), to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform, at no cost to the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

      Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Any Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required by a Securities and Exchange Commission rule to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase the amount to be paid by Class A shareholders under the Class A Plan. Such amendment must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Independent Trustees.


      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Trustees at least quarterly on the amount of all payments made pursuant to each Plan, the purpose for which payments were made and the services rendered in connection with the distribution of shares. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on selection or nomination is approved by a majority of the Independent Trustees.

      Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Currently, the Board of Trustees has set the fees at the maximum rate and set no minimum amount. However, while the maximum fee rate under the Class A Plan is 0.25% of average annual net assets of the Fund, the Board of Trustees has set the maximum rate for assets representing shares of the Fund acquired before April 1, 1991, at 0.15%, and for assets representing Class A shares acquired on or after April 1, 1991, at 0.25%.


     For the fiscal year ended June 30, 1997, payments under the Plan for Class A shares totaled $308,600, all of which was paid by the Distributor to Recipients including $7,782 that was paid to an affiliate of the Distributor. Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal year may not be recovered in subsequent fiscal years. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charges, or other financial costs, or allocation of overhead by the Distributor.

      The Class B and Class C Plans allow the service fee payment to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event shares are redeemed during the first year such shares are outstanding, the Recipient will be obligated to repay a pro rata portion of such advance payment to the Distributor. Payments made under the Class B plan during the period from November 1, 1995 through June 30, 1997 totaled $73,620, of which $68,461 was retained by the Distributor. Payments made under the Class C Plan during the period from November 1, 1995 through June 30, 1997 totaled $26,693, of which $21,390 was retained by the Distributor. As of June 30, 1997, the Distributor had incurred unreimbursed expenses under the Class B and Class C Plans of $339,068 and $64,753, respectively (equal to 3.89% and 1.65% of Class B and Class C shares, respectively, on that date) which have been carried into the present Plan year.

      Although the Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fees on such shares, or to pay Recipients the service fee on a quarterly basis without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B and the Class C Plan by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B and the Class C Plan are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. The Distributor anticipates that it will take a number of years for it to recoup (from the Fund's payments to the Distributor under the Class B or Class C Plan and from contingent deferred sales charges collected on redeemed Class B or Class C shares) the sales commissions paid to authorized brokers or dealers.


ABOUT YOUR ACCOUNT

How To Buy Shares

Alternative Sales Arrangements - Class A, Class B and Class C Shares. The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor normally will not accept any order for $500,000 or more of Class B shares or $1 million or more of Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

     The three classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on such shares will be reduced by incremental expenses borne solely by those classes, including the asset-based sales charge to which both classes of shares are subject.

      The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B and Class C shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to Independent Trustees, (v) custodian expenses, (vi) share issuance costs,
(vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) Distribution and/or Service Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

Determination of Net Asset Values Per Share. The net asset values per share of Class A, Class B and Class C shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M. New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. The Fund may invest a substantial portion of its assets in foreign securities primarily listed on foreign exchanges which may trade on Saturdays or customary U.S. business holidays on which the Exchange is closed. Because the Fund's net asset value will not be calculated on those days, the Fund's net asset values per share of Class A, Class B and Class C shares of the Fund may be significantly affected on such days when shareholders may not purchase or redeem shares.

      The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) equity securities traded on a U.S. securities exchange or on the Automated Quotation System ("NASDAQ") of the Nasdaq Stock Market, Inc. for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sale price of the preceding trading day, or closing bid prices that day);
(ii) securities traded on a foreign securities exchange are generally valued at the last sales price available to the pricing service approved by the Fund's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded date}, or at the mean between "bid" and "asked" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry; (iii) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iv) debt instruments having a maturity of more than 397 days when issued, and non-money market type instruments having a maturity of 397 days or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (v) money market-type debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less , and debt instruments held by a money market fund that have a remaining maturity of 397 days or less, shall be valued at cost, adjusted for amortization of premiums and accretion of discount; and (vi) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (ii), (iii) and (iv) above), the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. Government Securities and mortgage-backed securities, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use pricing services approved by the Board of Trustees to price U.S. Government Securities, mortgage-backed securities, foreign government securities and corporate bonds. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

      Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the Exchange. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees or the Manager, under procedures established by the Board of Trustees, determines that the particular event is likely to effect a material change in the value of such security. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.

      Puts, calls and Futures are valued at the last sales price on the principal exchange on which they are traded, or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing bid and asked prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between bid and asked prices obtained by the Manager from two active market makers (which in certain cases may be the bid price if no asked price is available).

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor or dealer or broker incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, aunts, uncles, nieces, nephews, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse and a spouse's siblings. Relations by virtue of a remarriage (stepchildren, step-parents, etc.) are included.

     o The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:


Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer California Municipal Fund
Oppenheimer Intermediate Municipal Fund
Oppenheimer Insured Municipal Fund
Oppenheimer Main Street California  Municipal Fund
Oppenheimer Florida Municipal Fund
Oppenheimer  Pennsylvania  Municipal Fund
Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital  Appreciation Fund
Oppenheimer  Developing Markets Fund
Oppenheimer  Discovery Fund Oppenheimer  Growth Fund
Oppenheimer  Equity Income Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Total Return Fund, Inc.

Oppenheimer Main Street Income & Growth Fund
Oppenheimer International Growth Fund
Oppenheimer Enterprise Fund
Oppenheimer Bond Fund for Growth
Oppenheimer High Yield Fund

Oppenheimer   Champion  Income  Fund
Oppenheimer  Bond  Fund
Oppenheimer  U.S. Government Trust
Oppenheimer  Limited-Term  Government Fund
Oppenheimer  Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer  International  Bond Fund
Oppenheimer  Strategic  Income Fund
Oppenheimer  Quest Global Value Fund,  Inc.
Oppenheimer  Quest Value Fund, Inc.
Oppenheimer  Quest Small Cap Value Fund
Oppenheimer Quest Opportunity Value Fund
Oppenheimer  Quest  Officers Value Fund
Oppenheimer  Quest Growth & Income Fund
Rochester  Fund  Municipals
Limited Term New York  Municipal  Fund
Oppenheimer Disciplined  Value Fund
Oppenheimer  Disciplined  Allocation  Fund
Oppenheimer LifeSpan  Balanced Fund
Oppenheimer  LifeSpan Growth Fund
Oppenheimer  LifeSpan
Income Fund

and the following "Money Market Funds":

Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves
Centennial Money Market Trust
Centennial Tax Exempt Trust
Centennial Government Trust
Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust
Centennial America Fund, L.P.
Daily Cash Accumulation Fund, Inc.

There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).


     o Letters of Intent. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

      For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      o Terms of Escrow That Apply to Letters of Intent.


      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.


      2. If the intended purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares acquired subject to a contingent deferred sales charge, and (c) Class A or Class B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "Exchange Privilege," and the escrow will be transferred to that other fund.


Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited normally four to five business days prior to the investment dates selected in the Account Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmission.


      There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the

Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Retirement Plans. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent differed sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.

      The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in the plan purchase Class A shares of the Fund through a single investment dealer, broker or other financial institution designated by the group.

How to Sell Shares

      Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

     o Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value it portfolio securities described above under "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.

      o Selling Shares by Wire. The wire of redemption proceeds may be delayed if a Fund's Custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.

      o Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the Shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares purchased subject to an initial sales charge, or (ii) Class B shares on which the shareholder paid a contingent deferred sales charge when redeemed. This privilege does not apply to Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.


Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed persons maintaining a plan account in their own name) in OppenheimerFunds-sponsored prototype pension plans or 401(k) profit-sharing or 401(k) plans may not directly redeem or exchange shares held for their accounts under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.


Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customer prior to the time the Exchange closes (normally, that is 4:00 P.M. but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular
additional  Class  A  share  purchases  while   participating  in  an  Automatic
Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans because of the imposition of the contingent deferred sales charge on such withdrawals (except where the Class B and Class C contingent deferred sales charge is waived as described in the Prospectus under "Waivers of Class B and Class C Contingent Deferred Sales Charges").


      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below , as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.


      o Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature- guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.


      o Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment. It may not be desirable to purchase additional shares of Class A shares while maintaining automatic withdrawals because of the sales charges that apply to purchases when made. Accordingly, a shareholder normally may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases of Class A shares.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

     For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

      The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend- reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

      To use Class A shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the Class A shares in certificated form. Share certificates are not available for Class B or Class C shares. Upon written request from the Planholder, the Transfer Agent will determine the number of Class A shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How To Exchange Shares

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P., and Daily Cash Accumulation Fund, Inc., which only offer Class A shares and Oppenheimer Main Street California Municipal Fund which only offers Class A and Class B shares, (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401(k) plans). A current list showing which funds offer which Class can be obtained by calling the distributor at 1-800-525-7048.

      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds Municipals}. Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.

     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge).

      Shares of this Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds (except Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      No contingent deferred sales charge is imposed on exchanges of shares of either class purchased subject to a contingent deferred sales charge. However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

      The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it

(for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends on newly purchased shares will not be declared or paid until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (i.e., to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent to enable the investor to earn a return on otherwise idle funds.

      The amount of a class's distributions may vary from time to time depending on market conditions, the composition of a Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B and Class C shares" above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the asset-based sales charges on Class B and Class C shares, and will also differ in amount as a consequence of any difference in net asset value between the classes.

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

     If prior distributions must be re-characterized at the end of the fiscal year as a result of the effect of a Fund's investment policies, shareholders may have a non-taxable return of capital, which will be identified in notices to shareholders. There is no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.

      If the Fund has more than 50% of its total assets invested in foreign securities at the end of its fiscal year, it may elect the application of
Section 853 of the Internal Revenue Code to permit shareholders to take a credit (or, at their option, a deduction) for foreign taxes paid by the Fund. Under
Section 853, shareholders would be entitled to treat the foreign taxes withheld from interest and dividends paid to the Fund from its foreign investments as a credit on their federal income taxes. As an alternative, shareholders could, if to their advantage, treat the foreign tax withheld as a deduction from gross income in computing taxable income rather than as a tax credit. In substance, the Fund's election would enable shareholders to benefit from the same foreign tax credit or deduction that would be received if they had been the record owners of the Fund's foreign securities and had paid foreign taxes on the income received.

     If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified during its last fiscal year, and intends to qualify in current and future years, but reserves the right not to do so. The Internal Revenue Code contains a number of complex tests relating to such qualification. For example, if the Fund derives 30% or more of its gross income from the sale of securities held less than three months, it may fail to qualify (see "Tax Aspects of Covered Calls and Hedging Instruments", above). If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and would not receive a tax deduction for payments made to shareholders.

      The Fund's investments in Metal Investments could result in the Fund's failing to meet the Internal Revenue Code's prescribed income or asset tests to qualify as a "regulated investment company." This would occur if, during a fiscal year, the Fund either (i) derived 10% or more of its gross income from Metal Investments, or (ii) held more than 50% of its net assets, determined at the end of each fiscal quarter, in Metal Investments and/or securities (other than U.S. Government securities) as to which securities either (a) the Fund had more than 5% of its total assets invested; or (b) the Fund held more than 10% of the outstanding voting securities of the issuer of such securities. Accordingly, the Fund will endeavor to manage its portfolio within the above limitations, but there can be no assurance that it will be successful in doing so.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Custodian. The Bank of New York is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of 100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.


Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Gold & Special Minerals Fund:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Gold & Special Minerals Fund as of June 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
           We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
           In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Gold & Special Minerals Fund as of June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


KPMG Peat Marwick LLP

/s/ KPMG Peat Marwick LLP

Denver, Colorado
July 22, 1997

-------------------------------------------------------------------------------
Statement of Investments  June 30, 1997
-------------------------------------------------------------------------------

                                                    Face          Market Value
                                                    Amount(1)     See Note 1
==============================================================================
Convertible Corporate Bonds and Notes -- 2.4%
------------------------------------------------------------------------------
Lonrho Finance plc, 6% Gtd. Cv. Bonds, 2/27/04(GBP)  1,000,000      $1,560,282
------------------------------------------------------------------------------
TVX Gold, Inc., 5% Cv. Sub. Nts., 3/28/02            1,971,000       1,783,755
                                                                    ----------
Total Convertible Corporate Bonds and Notes
  (Cost $3,423,151)                                                  3,344,037

                                                      Shares
==============================================================================
Common Stocks -- 90.8%
------------------------------------------------------------------------------
Basic Materials -- 88.3%
------------------------------------------------------------------------------
Chemicals -- 3.4%
Engelhard Corp.                                        130,000       2,721,875
------------------------------------------------------------------------------
Johnson Matthey plc                                    202,500       1,951,351
                                                                    ----------
                                                                     4,673,226
------------------------------------------------------------------------------
Gold and Platinum -- 66.7%
------------------------------------------------------------------------------
Gold -- 0.4%
Greenstone Resources Ltd.(2)                            45,000         394,692
------------------------------------------------------------------------------
Manila Mining Corp., Cl. B                         355,800,000         175,364
                                                                    ----------
                                                                       570,056
------------------------------------------------------------------------------
Gold Mining: Australia -- 5.8%
Acacia Resources Ltd.(2)                               250,000         327,946
------------------------------------------------------------------------------
Ashanti Goldfields Co. Ltd.                             88,888       1,021,943
------------------------------------------------------------------------------
Aurora Gold Ltd.(2)                                    200,000         284,974
------------------------------------------------------------------------------
Delta Gold NL                                          800,000       1,332,895
------------------------------------------------------------------------------
Great Central Mines NL                                 267,000         507,657
------------------------------------------------------------------------------
Newcrest Mining Ltd.                                   400,000       1,103,408
------------------------------------------------------------------------------
Plutonic Resources Ltd.                                300,000         936,344
------------------------------------------------------------------------------
RGC Ltd.                                               334,000       1,221,242
------------------------------------------------------------------------------
Resolute Ltd.                                          225,000         400,321
------------------------------------------------------------------------------
Sons of Gwalia Ltd.                                    230,000         854,847
                                                                    ----------
                                                                     7,991,577
------------------------------------------------------------------------------
Gold Mining: Canada -- 23.2%
Barrick Gold Corp.                                     270,000       5,940,000
------------------------------------------------------------------------------
Battle Mountain Canada, Inc.                           270,000       1,546,147
------------------------------------------------------------------------------
Bema Gold Corp.(2)                                      95,000         575,003
------------------------------------------------------------------------------
Bema Gold Corp.(2)                                      10,000          60,000
------------------------------------------------------------------------------
Cambior, Inc.                                          257,000       2,924,777
------------------------------------------------------------------------------
Corriente Resources, Inc.(2)                            30,000          71,762
------------------------------------------------------------------------------
Dayton Mining Corp.(2)                                 388,000       1,349,998
------------------------------------------------------------------------------
Dayton Mining Corp.(2)(3)                              288,000       1,002,060
------------------------------------------------------------------------------
Eldorado Gold Corp. Ltd.(2)                            117,000         457,973





------------------------------------------------------------------------------
Statement of Investments (Continued)
------------------------------------------------------------------------------


                                                                  Market Value
                                                        Shares    See Note 1
------------------------------------------------------------------------------
Gold Mining: Canada (continued)
Glamis Gold Ltd.                                       100,000     $   719,433
------------------------------------------------------------------------------
Goldcorp, Inc., Cl. A(2)                               140,000       1,009,744
------------------------------------------------------------------------------
Kap Resources Ltd.(2)                                  515,000       1,166,587
------------------------------------------------------------------------------
Kinross Gold(2)                                         94,600         421,722
------------------------------------------------------------------------------
Meridian Gold, Inc., Installment Receipts(2)(3)        140,000         380,557
------------------------------------------------------------------------------
Metallica Resources, Inc.(2)                           160,000         353,736
------------------------------------------------------------------------------
Pangea Goldfields, Inc.(2)                              50,000         144,974
------------------------------------------------------------------------------
Placer Dome, Inc.                                       50,000         811,854
------------------------------------------------------------------------------
Placer Dome, Inc.                                      285,000       4,666,875
------------------------------------------------------------------------------
Prime Resource Group, Inc.                             325,000       2,355,827
------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd.(2)                          190,000         571,560
------------------------------------------------------------------------------
Teck Corp., Cl. B                                      140,000       2,836,416
------------------------------------------------------------------------------
TVX Gold, Inc.(2)                                      385,000       2,037,247
------------------------------------------------------------------------------
TVX Gold, Inc.(2)                                       35,000         185,938
------------------------------------------------------------------------------
Viceroy Resources Corp.(2)                             205,000         668,692
                                                                   -----------
                                                                    32,258,882

------------------------------------------------------------------------------
Gold Mining: South Africa -- 6.1%
Anglo American Corp. of South Africa Ltd., ADR          37,000       2,233,875
------------------------------------------------------------------------------
Ashanti Goldfields Co. Ltd., Sponsored GDR             145,000       1,694,688
------------------------------------------------------------------------------
Driefontein Consolidated Ltd., Sponsored ADR           135,000         911,250
------------------------------------------------------------------------------
Free State Consolidated Gold Mines Ltd., ADR            57,000         285,000
------------------------------------------------------------------------------
IAMGOLD(2)                                              50,000         195,715
------------------------------------------------------------------------------
Randgold & Exploration Co. Ltd.(2)                      75,000         330,721
------------------------------------------------------------------------------
Southvaal Holdings Ltd., ADR                            50,000       1,003,185
------------------------------------------------------------------------------
Vaal Reefs Exploration & Mining Co. Ltd., ADR          170,000         818,125
------------------------------------------------------------------------------
Western Areas Gold Mining Co. Ltd., Unsponsored ADR     79,945         537,598
------------------------------------------------------------------------------
Western Deep Levels Ltd., Unsponsored ADR               20,000         477,500
                                                                   -----------
                                                                     8,487,657

------------------------------------------------------------------------------
Gold Mining: United States -- 16.4%
Battle Mountain Gold Co.                               180,000       1,023,750
------------------------------------------------------------------------------
Crown Resources Corp.(2)                               185,000       1,179,375
------------------------------------------------------------------------------
Getchell Gold Corp.(2)                                 102,000       3,595,500
------------------------------------------------------------------------------
Homestake Mining Co.                                   278,000       3,631,375
------------------------------------------------------------------------------
Newmont Mining Corp.                                   340,871      13,293,969
                                                                   -----------
                                                                    22,723,969




------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                                                   Market Value
                                                      Shares       See Note 1
------------------------------------------------------------------------------
Gold-Related Investment -- 9.8%
Cambiex Exploration, Inc.(2)(4)                     1,500,000      $   581,708
------------------------------------------------------------------------------
Canarc Resource Corp.(2)                              282,500          192,489
------------------------------------------------------------------------------
Canarc Resource Corp.(2)                              450,000          306,620
------------------------------------------------------------------------------
Euro-Nevada Mining Corp.                              221,000        6,808,340
------------------------------------------------------------------------------
Franco-Nevada Mining Corp. Ltd.                        89,000        4,467,554
------------------------------------------------------------------------------
Normandy Mining Ltd.                                1,151,077        1,293,017
                                                                   -----------
                                                                    13,649,728

------------------------------------------------------------------------------
Platinum Mining -- 5.0%
Anglo American Platinum Ltd., Unsponsored ADR         138,114        1,141,927
------------------------------------------------------------------------------
Rustenburg Platinum Holdings Ltd., ADR                 83,718        1,532,031
------------------------------------------------------------------------------
Stillwater Mining Co.(2)                              192,000        4,272,000
                                                                   -----------
                                                                     6,945,958
                                                                   -----------
                                                                    92,627,827

------------------------------------------------------------------------------
Metals -- 18.2%
------------------------------------------------------------------------------
Copper -- 5.6%
Freeport-McMoRan Copper & Gold, Inc., Cl. A           199,455        5,834,059
------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B            15,000          466,875
------------------------------------------------------------------------------
Phelps Dodge Corp.                                     17,000        1,448,188
                                                                   -----------
                                                                     7,749,122

------------------------------------------------------------------------------
Metals: Diversified -- 9.2%
Aber Resources Ltd.(2)                                 74,000        1,035,259
------------------------------------------------------------------------------
Aluminum Co. of America                                23,000        1,733,625
------------------------------------------------------------------------------
Ashton Mining Ltd.                                    600,000          823,259
------------------------------------------------------------------------------
Boliden Ltd., Installment Receipts(2)                 200,000        1,065,559
------------------------------------------------------------------------------
Breakwater Resources Ltd.(2)                           75,000          260,953
------------------------------------------------------------------------------
Brush Wellman, Inc.                                    50,000        1,046,875
------------------------------------------------------------------------------
Cominco Ltd.                                           30,000          799,169
------------------------------------------------------------------------------
Elkem ASA                                             120,000        2,352,204
------------------------------------------------------------------------------
Repadre Capital Corp.(2)                               50,000          291,760
------------------------------------------------------------------------------
Rio Tinto plc                                          93,000        1,619,772
------------------------------------------------------------------------------
WMC Ltd.                                              199,988        1,258,937
------------------------------------------------------------------------------
Westmin Resources Ltd.(2)                             100,000          478,414
                                                                   -----------
                                                                    12,765,786




------------------------------------------------------------------------------
Statement of Investments  (Continued)
------------------------------------------------------------------------------

                                                                  Market Value
                                                     Shares       See Note 1
------------------------------------------------------------------------------
Metals: Miscellaneous -- 2.2%
Cameco Corp.                                             20,000   $    750,240
------------------------------------------------------------------------------
Pasminco Ltd.                                         1,150,000      2,332,189
                                                                  ------------
                                                                     3,082,429
------------------------------------------------------------------------------
Nickel -- 1.2%
Falconbridge Ltd.                                        75,000      1,473,298
------------------------------------------------------------------------------
Sutton Resources Ltd.(2)                                 23,000        187,560
                                                                  ------------
                                                                     1,660,858
                                                                  ------------
                                                                    25,258,195
------------------------------------------------------------------------------
Industrial -- 2.5%
------------------------------------------------------------------------------
Industrial Services -- 0.6%
Calgon Carbon Corp.                                      60,000        832,500
------------------------------------------------------------------------------
Manufacturing -- 1.9%
Svedala Industri, AB Free                               125,000      2,602,692
                                                                  ------------
Total Common Stocks (Cost $107,444,311)                            125,994,440

==============================================================================
Preferred Stocks -- 1.3%
------------------------------------------------------------------------------
Ashanti GSM Ltd. Redeemable Preferred, A Shares(2)(5)    88,888        199,998
------------------------------------------------------------------------------
Battle Mountain Gold Co., $3.25 Cum. Cv.                 34,500      1,649,531
                                                                  ------------
Total Preferred Stocks (Cost $1,900,876)                             1,849,529

                                      Units
==============================================================================
Rights, Warrants and Certificates -- 0.7%
------------------------------------------------------------------------------
Kap Resources Ltd. Special Wts.                         200,000        453,044
------------------------------------------------------------------------------
Kap Resources Ltd. Wts., Cl. A, Exp. 8/00               252,500        196,757
------------------------------------------------------------------------------
Lynas Gold NL Wts., Exp. 6/99                         1,200,000         41,615
------------------------------------------------------------------------------
Minefinders Corp. Special Wts., Exp. 4/98(5)             75,000        149,512
------------------------------------------------------------------------------
Rea Corp. Special Wts., Exp. 4/98                       330,000        183,591
                                                                  ------------
Total Rights, Warrants and Certificates
  (Cost $1,211,886)                                                  1,024,519




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                        Face       Market Value
                                                        Amount(1)  See Note 1
===============================================================================
Repurchase Agreements -- 3.8%
-------------------------------------------------------------------------------
Repurchase agreement with J.P. Morgan Securities, Inc., 5.95%, dated 6/30/97, to be repurchased at $5,200,859 on 7/1/97,
collateralized by U.S. Treasury Bonds, 8.875%-12%,
8/15/13-2/15/19, with a value of $4,879,420 and
U.S. Treasury Nts., 7.875%, 11/15/04,
with a value of $444,938 (Cost $5,200,000)           $ 5,200,000   $  5,200,000
-------------------------------------------------------------------------------
Total Investments, at Value (Cost $119,180,224)             99.0%   137,412,525
-------------------------------------------------------------------------------
Other Assets Net of Liabilities                              1.0      1,324,855
                                                     -----------   ------------
Net Assets                                                 100.0%  $138,737,380
                                                     ===========   ============

1. Face amount is reported in U.S. dollars, except for those denoted in the following currency:
GBP -- British Pound Sterling
2. Non-income producing security.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,382,617, or 1.00% of the Fund's net assets, at June 30, 1997. 4. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 1997. The aggregate fair value of all securities of affiliated companies as of June 30, 1997 amounted to $581,708. There were no transactions with affiliates during the period ended June 30, 1997.



                              Shares            Gross         Gross          Shares
                              June 30, 1996     Additions     Reductions     June 30, 1997
-------------------------------------------------------------------------------------------
Cambiex Exploration, Inc.     1,500,000         --            --                1,500,000

5. Identifies issues considered to be illiquid or restricted -- See Note 5 of Notes to Financial Statements.
See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 1997
-------------------------------------------------------------------------------


=================================================================================================
Assets
Investments, at value -- see accompanying statement:
Unaffiliated companies (cost $118,423,651)                                           $136,830,817
Affiliated companies (cost $756,573)                                                      581,708
-------------------------------------------------------------------------------------------------
Cash                                                                                    1,113,806
-------------------------------------------------------------------------------------------------
Receivables:
Investments sold                                                                        2,307,138
Shares of beneficial interest sold                                                      1,253,373
Interest and dividends                                                                    200,747
-------------------------------------------------------------------------------------------------
Other                                                                                      11,723
                                                                                    -------------
Total assets                                                                          142,299,312
=================================================================================================
Liabilities Payables and other liabilities:
Shares of beneficial interest redeemed                                                  3,130,242
Investments purchased                                                                      96,960
Trustees' fees -- Note 1                                                                   86,988
Shareholder reports                                                                        84,917
Distribution and service plan fees                                                         77,245
Transfer and shareholder servicing agent fees                                              31,236
Other                                                                                      54,344
                                                                                    -------------
Total liabilities                                                                       3,561,932
=================================================================================================
Net Assets                                                                           $138,737,380
                                                                                     ============
=================================================================================================
Composition of Net Assets
Paid-in capital                                                                      $130,432,686
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                       263,701
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions
(10,191,852)
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                          18,232,845
                                                                                    -------------
Net assets                                                                           $138,737,380
                                                                                    =============

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


=======================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$126,086,276 and 9,945,213 shares of beneficial interest outstanding)            $12.68
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                         $13.45
---------------------------------------------------------------------------------------
Class B Shares:
Net asset value,  redemption  price (less applicable  contingent  deferred sales charge) and  offering  price per share  (based on net assets of  $8,715,783  and
693,768 shares of beneficial interest outstanding) $12.56
---------------------------------------------------------------------------------------
Class C Shares:
Net asset value,  redemption  price (less applicable  contingent  deferred sales charge) and  offering  price per share  (based on net assets of  $3,935,321  and
312,660 shares of beneficial interest outstanding) $12.59

See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------
Statement of Operations  For the Year Ended June 30, 1997
-------------------------------------------------------------------------------


========================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $125,905)                    $  1,895,631
----------------------------------------------------------------------------------------
Interest                                                                         704,308
                                                                            ------------
Total income                                                                   2,599,939
========================================================================================
Expenses
Management fees -- Note 4                                                      1,195,285
----------------------------------------------------------------------------------------
Distribution and service plan fees -- Note 4:
Class A                                                                          308,600
Class B                                                                           73,620
Class C                                                                           26,693
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees -- Note 4                          364,731
----------------------------------------------------------------------------------------
Shareholder reports                                                              130,544
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       42,254
----------------------------------------------------------------------------------------
Legal and auditing fees                                                           35,463
----------------------------------------------------------------------------------------
Trustees' fees and expenses -- Note 1                                             20,149
----------------------------------------------------------------------------------------
Insurance expenses                                                                 9,980
----------------------------------------------------------------------------------------
Registration and filing fees:
Class B                                                                            1,465
Class C                                                                              875
----------------------------------------------------------------------------------------
Other                                                                             12,829
                                                                            ------------
Total expenses                                                                 2,222,488
========================================================================================
Net Investment Income                                                            377,451
========================================================================================
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments                                                                    1,612,811
Foreign currency transactions                                                   (584,613)
                                                                            ------------
Net realized gain                                                              1,028,198

----------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                  (17,688,639)
Translation of assets and liabilities denominated in foreign currencies         (731,490)
                                                                            ------------
Net change                                                                   (18,420,129)
                                                                            ------------
Net realized and unrealized loss                                             (17,391,931)
========================================================================================
Net Decrease in Net Assets Resulting From Operations                        $(17,014,480)
                                                                            ============

See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------
Statements of Changes in Net Assets
-------------------------------------------------------------------------------


                                                                     Year Ended June 30,
                                                                     1997             1996
=================================================================================================
Operations
Net investment income                                                $    377,451     $   431,529
--------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                1,028,198
(1,488,121)
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                 (18,420,129)     10,541,186
                                                                     ------------
-------------
Net increase (decrease) in net assets resulting
from operations                                                       (17,014,480)
9,484,594
=================================================================================================
Dividends  and  Distributions  To  Shareholders  Dividends  from net  investment income:
Class A                                                                  (302,998)      (705,030)
=================================================================================================
Beneficial Interest Transactions
Net  increase  (decrease)  in net  assets  resulting  from  beneficial  interest transactions -- Note 2:
Class A                                                               (19,702,023)   (18,971,659)
Class B                                                                 4,828,099       5,082,545
Class C                                                                 2,887,566       1,429,900
=================================================================================================
Net Assets
Total decrease                                                        (29,303,836)    (3,679,650)
-------------------------------------------------------------------------------------------------
Beginning of period                                                   168,041,216     171,720,866
                                                                     ------------    ------------
End of period (including undistributed net investment
income of $263,701 and $196,070, respectively)                       $138,737,380    $168,041,216
                                                                     ============   =============

See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------
Financial Highlights
-------------------------------------------------------------------------------



                                     Class A
                                                        ------------------------------------
                                                        Year Ended June 30,
                                                        1997            1996          1995
============================================================================================
Per Share Operating Data:
Net asset value, beginning of period                      $14.15          $13.48        $13.28
----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 .04             .04           .06
Net realized and unrealized gain                           (1.48)            .69           .21
                                                       -----------       -------       -------
Total income (loss) from investment operations             (1.44)            .73           .27
----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                        (.03)           (.06)         (.07)
                                                       -----------       --------     --------
Total dividends and distributions to shareholders           (.03)           (.06)         (.07)
----------------------------------------------------------------------------------------------
Net asset value, end of period                            $12.68          $14.15        $13.48
                                                       ===========     =========     =========
==============================================================================================
Total Return, at Net Asset Value(2)                       (10.20)%          5.44%         2.03%
==============================================================================================
Ratios/Supplemental Data:
Net assets, end of period
(in thousands)                                          $126,086        $161,769      $171,721
----------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $149,564        $171,427      $178,579
----------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                                0.28%           0.25%         0.45%
Expenses                                                    1.34%           1.38%         1.36%
----------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                  20.5%           37.6%         35.8%
Average brokerage commission rate(5)                     $0.0030         $0.0211       $0.0204

1. For the period from November 1, 1995 (inception of offering) to June 30, 1996. 2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized.

Class A                 Class B                           Class C
---------------------   ----------------------            ----------------------
Year Ended June 30,     Year Ended June 30,               Year Ended June 30,
1994           1993      1997          1996(1)             1997          1996(1)
================================================================================

  $12.32       $10.68     $14.11        $12.33             $14.13        $12.33
-------------------------------------------------------------------------------

     .06          .06       (.04)         (.01)              (.02)         (.01)
     .96         1.72      (1.51)         1.79              (1.52)         1.81
 -------         ----     -------       ------              ------         ----
    1.02         1.78      (1.55)         1.78              (1.54)         1.80
 -------        -----     ------        ------              -----          ----
    (.06)        (.14)      --             --                 --            --
 -------        -----     ------        ------              -----          ----
    (.06)        (.14)      --             --                 --            --
-------------------------------------------------------------------------------
  $13.28       $12.32     $12.56        $14.11             $12.59        $14.13
========       ======     ======        ======             ======        ======
===============================================================================

    8.25%       17.15%    (10.99)%       14.25%            (10.90)%       14.41%
===============================================================================

$179,015     $158,982     $8,716        $4,882             $3,935        $1,390
-------------------------------------------------------------------------------
$175,093     $124,869     $7,361        $2,588             $2,672        $  840
-------------------------------------------------------------------------------
    0.50%        0.61%     (0.48)%       (0.25)%(3)         (0.45)%       (0.26)%(3)
    1.31%        1.38%      2.16%         2.22%(3)           2.18%         2.19%(3)
-------------------------------------------------------------------------------
    29.5%        23.9%      20.5%         37.6%              20.5%         37.6%
     --           --     $0.0030       $0.0211            $0.0030       $0.0211

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1997 were $30,398,518 and $38,564,264, respectively. 5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Gold & Special Minerals Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation by primarily investing in securities of companies that mine or produce gold or other metals and minerals. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------

Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost
(or last determined market value) adjusted for amortization to maturity of any premium or discount.
--------------------------------------------------------------------------------

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------

Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At June 30, 1997, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $10,035,000, which expires between 2000 and 2004.
--------------------------------------------------------------------------------

Trustees' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended June 30, 1997, a credit of $9,193 and payments of $1,013 were made, resulting in an accumulated liability of $81,234 at June 30, 1997.
--------------------------------------------------------------------------------

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies (continued)
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
              During the year ended June 30, 1997, the Fund changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended June 30, 1997, amounts have been reclassified to reflect a decrease in undistributed net investment income of $6,822. Accumulated net realized loss on investments was decreased by the same amount.
--------------------------------------------------------------------------------

Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                         Year Ended June 30, 1997           Year Ended June 30, 1996(1)
                         ----------------------------       -----------------------------
                         Shares          Amount             Shares          Amount
-----------------------------------------------------------------------------------------
Class A:
Sold                       9,092,060     $ 125,381,941       11,015,184     $ 155,317,009
Dividends reinvested          19,635           265,853           48,035           625,897
Redeemed                 (10,597,946)     (145,349,817)     (12,375,016)     (174,914,565)
                        ------------     -------------     ------------     -------------
Net decrease              (1,486,251)    $ (19,702,023)      (1,311,797)    $ (18,971,659)
                        ============     =============     ============     =============
-----------------------------------------------------------------------------------------
Class B:
Sold                         650,210     $   8,951,921          434,241     $   6,371,373
Dividends reinvested              --                --               --                --
Redeemed                    (302,540)       (4,123,822)         (88,143)       (1,288,828)
                        ------------     -------------     ------------     -------------
Net increase                 347,670     $   4,828,099          346,098     $   5,082,545
                        ============     =============     ============     =============
-----------------------------------------------------------------------------------------
Class C:
Sold                       1,715,098     $  23,557,280          665,116     $   9,742,400
Dividends reinvested              --                --               --                --
Redeemed                  (1,500,859)      (20,669,714)        (566,695)       (8,312,500)
                        ------------     -------------     ------------     -------------
Net increase                 214,239     $   2,887,566           98,421     $   1,429,900
                        ============     =============     ============     =============

1. For the year ended June 30, 1996 for Class A shares, and for the period from November 1, 1995 (inception of offering) to June 30, 1996 for Class B and Class C shares.

================================================================================
3. Unrealized Gains and Losses on Investments

At June 30, 1997, net unrealized appreciation on investments of $18,232,301 was composed of gross appreciation of $32,416,626, and gross depreciation of $14,184,325.

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of aggregate net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of net assets in excess of $800 million.
              For the year ended June 30, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $412,453, of which $96,752 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $231,888 and $33,341, of which $5,367 was paid to an affiliated broker/dealer for Class B shares. During the year ended June 30, 1997, OFDI received contingent deferred sales charges of $34,108 and $3,974, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
              OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.
              The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended June 30, 1997, OFDI paid $7,782 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the year ended June 30, 1997, OFDI retained $68,461 and $21,390, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. At June 30, 1997, OFDI had incurred unreimbursed expenses of $339,068 for Class B and $64,753 for Class C.

================================================================================
5. Illiquid and Restricted Securities

At June 30, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at June 30, 1997 was $349,510, which represents 0.25% of the Fund's net assets, of which $149,512 is considered restricted. Information concerning restricted securities is as follows:


                                                                 Valuation Per Unit
Security                      Acquisition Date   Cost Per Unit   As of June 30, 1997
-------------------------------------------------------------------------------------
Minefinders Corp. Ltd. Wts.   3/11/97            $3.66              $1.99
====================================================================================

6. Subsequent Event
Effective July 18, 1997, the Fund's portfolio managers are Frank Jennings and Shanquan Li. Messrs. Jennings and Li are the persons principally responsible for the day-to-day management of the Fund's portfolio.

                                   Appendix A

                       Corporate Industry Classifications




Aerospace/Defense
Air Transportation
Auto Parts  Distribution
Automotive
Bank  Holding  Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building  Materials
Cable  Television
Chemicals
Commercial  Finance
Computer Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience  Stores
Department Stores
Diversified  Financial
Diversified Media
Drug Stores
Drug Wholesalers
Durable Household Goods
Education
Electric Utilities
Electrical Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental
Food
Gas Utilities
Gold
Health Care/Drugs
Health   Care/Supplies   &  Services
Homebuilders/Real   Estate
Hotel/Gaming
Industrial   Services
Information Technology
Insurance
Leasing & Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable Household Goods
Oil - Integrated

Paper
Publishing/Printing
Railroads
Restaurants
Savings & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking
Wireless Services

Investment Adviser
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048

Transfer and Shareholder Servicing  Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

Custodian of Portfolio Securities
      The Bank of New York
      One Wall Street
      New York, New York 10015

Independent Auditors
      KPMG Peat Marwick LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Gordon Altman Butowsky Weitzen Shalov & Wein
      114 West 47th Street
      New York, New York  10036
















410SAI

                   OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 24.    Financial Statements and Exhibits

      (a)   Financial Statements

     (1) Condensed Financial Information (See Part A, Prospectus): Filed herewith.

     (2) Report of Independent Auditors (see Part B, Statement of Additional Information): Filed herewith.

     (3)  Statement  of  Investments   (see  Part  B,  Statement  of  Additional
Information): Filed herewith.

     (4) Statement of Assets and Liabilities (see Part B, Statement of Additional Information): Filed herewith.

     (5)  Statement  of  Operations   (see  Part  B,   Statement  of  Additional
Information): Filed herewith.

     (6) Statements of Changes in Net Assets (see Part B, Statement of Additional Information): Filed herewith.

     (7) Notes to Financial Statements (see Part B, Statement of Additional Information): Filed herewith.

      (b)   Exhibits

     (1) Amended  and  Restated  Declaration  of Trust  dated  August 15,  1995:
Previously filed with Post-Effective Amendment No. 22, 8/31/95, to Registrant's Registration Statement and incorporated herein by reference.

     (2) By-Laws amended as of 8/6/87: Previously filed with Post-Effective Amendment No. 10, 10/28/88, to the Registrant's Registration Statement, and refiled with Post-Effective Amendment No. 20, 9/2/94, pursuant to item 102 of Regulation S-T, and incorporated herein by reference.

         (3)      Not applicable.

     (4) (i) Specimen Share Certificate for Class A Shares: Previously filed with Registrant's Post-Effective Amendment

No. 21 to Registrant's Registration Statement, 10/31/94, and incorporated herein by reference.

     (ii) Specimen Share Certificate for Class B Shares: Previously filed with Post-Effective Amendment No. 22, 8/31/95 to Registrant's Registration Statement, and incorporated herein by reference.

     (iii) Specimen Share Certificate for Class C Shares: Previously filed with Post-Effective Amendment No. 22, 8/31/95 to Registrant's Registration Statement, and incorporated herein by reference.

     (5) Investment Advisory Agreement dated June 20, 1991: Previously filed with Registrant's Post-Effective Amendment No. 14, 8/30/91, and refiled with Post-Effective Amendment No. 20, 9/2/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (6) (a) General Distributor's Agreement dated 12/10/92: Previously filed with Registrant's Post-Effective Amendment No. 18 to Registrant's Registration Statement, 8/2/93, and incorporated herein by reference.

     (b) Form of Oppenheimer Funds Distributor, Inc. Dealer Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

     (c) Form of Oppenheimer Funds Distributor, Inc. Broker Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

     (d) Broker Agreement between Oppenheimer Funds Management, Inc. and Newbridge Securities dated 10/1/86: Previously filed with Post-Effective Amendment No. 25 of Oppenheimer Special Fund (Reg. No. 2-45272), 11/1/86, and refiled with Post-Effective Amendment No. 45, of Oppenheimer Special Fund (Reg. No. 2-45272) 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (e) Form of Oppenheimer Funds Distributor, Inc. Agency Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

     (7) Retirement Plan for Non-Interested Trustees or Directors (adopted by Registrant - 6/7/90): Previously filed with Post-Effective Amendment No. 97 of Oppenheimer Fund (Reg. No. 2- 14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of

Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (8) Custody Agreement dated 11/12/92: Previously filed with Registrant's Post-Effective Amendment No. 18 to Registrant's Registration Statement, 8/2/93, and incorporated herein by reference.

            (9)   Not applicable.

     (10) Opinion and Consent of Counsel dated 10/4/85: Filed with Registrant's Post-Effective Amendment No. 5, 11/1/85, and refiled with Post-Effective Amendment No. 20, 9/2/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

            (11)  Independent Auditor's Consent:  Filed herewith.

            (12)  Not applicable.

     (13) Investment Letter dated 5/31/83 from Oppenheimer Management Corporation to Registrant: Previously filed with Registrant's Post-Effective Amendment No. 10, 10/28/88, and refiled with Post-Effective Amendment No. 20, 9/2/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (14) (i) Form of Standardized and Non-Standardized Profit-Sharing Plan and Money Purchase Pension Plan for self- employed persons and corporations:
Previously filed with Post- Effective Amendment No. 15 of Oppenheimer Mortgage Income Fund (Reg. No. 33-6614), 1/19/95, and incorporated herein by reference.

     (ii) Form of Individual Retirement Account Trust Agreement: Previously filed with Post-Effective Amendment No. 21 of Oppenheimer U.S. Government Trust (Reg. No. 2-76645), 8/25/93, and incorporated herein by reference.

     (iii) Form of Tax Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations: Previously filed with Post-Effective Amendment No. 47 of Oppenheimer Growth Fund (Reg. No. 2-45272), 10/21/94, and incorporated herein by reference.

     (iv) Form of Simplified Employee Pension IRA: Previously filed with Post-Effective Amendment No. 15 of Oppenheimer Mortgage Income Fund (Reg. No. 33-6614), 1/19/95, and incorporated herein by reference.

     (v) Form of Prototype 410(k) Plan Filed with Post-Effective Amendment No. 7 to the Registration Statement for Oppenheimer Strategic Income & Growth Fund (File No. 33-47378), 9/28/95, and incorporated herein by reference.

     (15) (i) Service Plan and Agreement for Class A Shares dated June 10, 1993:
Filed  with  Registrant's   Post-Effective   Amendment  No.  21,  10/31/94,  and
incorporated herein by reference.

     (ii) Distribution and Service Plan and Agreement for Class B shares dated as of August 15, 1995: Previously filed with Post-Effective Amendment No. 22, 8/31/95, to Registrant's Registration Statement, and incorporated herein by reference.

     (iii) Distribution and Service Plan and Agreement for Class C shares dated as of August 15, 1995: Previously filed with Post-Effective Amendment No. 22, 8/31/95, to Registrant's Registration Statement, and incorporated herein by reference.

     (16) Performance Data Computation Schedule: Filed herewith.

     (17) (i) Financial Data Schedule for Class A Shares: Filed herewith.

     (ii) Financial Data Schedule For Class B Shares: Filed herewith.

     (iii) Financial Data Schedule for Class C Shares: Filed herewith.

     (18) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 dated 10/24/95:
Filed with Post-Effective Amendment No. 12 to the Registration Statement of Oppenheimer California Tax-Exempt Fund (Reg. No. 33-23566), 10/95, and incorporated herein by reference.

     --  (i)  Powers  of  Attorney  (including   certified  Board  resolutions):
Previously   filed  with   Post-Effective   Amendment  No.  18  to  Registrant's
Registration Statement, 8/2/93, and incorporated herein by reference.


     (ii) Powers of Attorney for Bridget A. Macaskill: Previously filed with Post-Effective Amendment No. 25 to the Registrant's Registration Statement, 10/18/96, and incorporated herein by reference.


Item 25.    Persons Controlled by or Under Common Control with
            Registrant

      None.

Item 26.    Number of Holders of Securities


                                                Number of Record
                                                Holders as of
Title of Class                                  September 26,1997

Class A Shares of  Beneficial  Interest         18,493
Class B Shares of  BeneficialInterest            1,365
Class C Shares of Beneficial Interest              376


Item 27.    Indemnification

      Reference is made to paragraphs (c) through (g) of Section 12 of Article SEVENTH of Registrant's Declaration of Trust filed as Exhibit 24(b)(1) to this Registration Statement.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.    Business and Other Connections of Investment Adviser
--------    ----------------------------------------------------

      (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

      (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position                 Other Business and Connections
with OppenheimerFunds, Inc.               During the Past Two Years
---------------------------               ------------------------------
Mark J.P. Anson,

Vice President                             Vice President of
                                          Oppenheimer Real Asset Management,
                                          Inc. ("ORAMI"); formerly Vice
                                          President of Equity Derivatives at
                                          Salomon Brothers, Inc.


Peter M. Antos,
Senior Vice President                     An officer and/or portfolio manager
                                          of certain Oppenheimer funds; a
                                          Chartered Financial Analyst; Senior
                                          Vice President of HarbourView; prior
                                          to March, 1996 he was the senior
                                          equity portfolio manager for the
                                          Panorama Series Fund, Inc. (the
                                          "Company")  and other  mutual  funds
                                          and
                                          pension funds managed by G.R.
                                          Phelps & Co. Inc. ("G.R. Phelps"),
                                          the Company's former investment
                                          adviser, which was a subsidiary of
                                          Connecticut Mutual Life Insurance
                                          Company; was also responsible for
                                          managing the common stock department
                                          and common stock investments of
                                          Connecticut  Mutual  Life  Insurance
                                          Co.

Lawrence Apolito,
Vice President                            None.

Victor Babin,
Senior Vice President                     None.

Bruce Bartlett,

Vice President                            An officer and/or portfolio manager
                                          of certain Oppenheimer funds
                                          . Formerly a Vice
                                          President and Senior Portfolio
                                          Manager at First of America
                                          Investment Corp.

Rajeev Bhaman,
Assistant                                 Vice President Formerly Vice President
                                          (January  1992 -  February,  1996)  of
                                          Asian  Equities  for Barclays de Zoete
                                          Wedd, Inc.



Robert J. Bishop,

                                       C-9





Vice President                            Assistant



                                          treasurer of the
                                          Oppenheimer funds.

George C. Bowen,
Senior Vice President & Treasurer         Treasurer of the





                                          Oppenheimer funds,
                                          OppenheimerFunds Distributor, Inc.
                                          (the "Distributor") and HarbourView
                                          Asset Management Corporation
                                          ("HarbourView"), an investment
                                          adviser subsidiary of
                                          OppenheimerFunds, Inc. (the
                                          "Manager"); Vice President and
                                          Assistant Secretary of the Denver-
                                          based Oppenheimer funds; Vice
                                          President of the Distributor and
                                          HarbourView; Senior Vice President,
                                          Treasurer, Assistant Secretary and a
                                          Director of Centennial
                                          Asset Management Corporation
                                          ("Centennial"),

                                          Vice President, Treasurer and
                                          Secretary of Shareholder Services,
                                          Inc. ("SSI") and Shareholder
                                          Financial Services, Inc. ("SFSI"),
                                          transfer agent subsidiaries of the
                                          Manager; Director, Treasurer and
                                          Chief Executive Officer of
                                          MultiSource Services, Inc. (July,
                                          1996 -present); Vice President and
                                          Treasurer of ORAMI (July, 1996 -
                                          present); President Treasurer and
                                          Director of Centennial Capital
                                          Corporation; Vice President and
                                          Treasurer of Main Street Advisers.


Scott Brooks,

Vice President                           None.

Susan Burton,

Assistant Vice President                  None.


 Adele Campbell,
Assistant  Vice President

 & Assistant
 Treasurer: Rochester
Division                                  Formerly Assistant Vice President of
                                          Rochester Fund Services, Inc.

Michael Carbuto,

Vice                                      President An officer and/or  portfolio
                                          manager of certain  Oppenheimer funds;
                                          Vice President of Centennial.

                                      C-10




Ruxandra Chivu,
Assistant Vice President                  None.



H.D. Digby Clements,
Assistant Vice President:
Rochester Division                        None.


O. Leonard Darling,

Executive Vice President


                                           Trustee  (1993  present)  of Awhtolia
                                          College - Greece.


Robert A. Densen,
Senior Vice President                     None.


 Sheri Devereux,
** 1 Assistant Vice President           None.

Robert Doll, Jr.,
Executive Vice President  &

Director                                  An officer and/or portfolio manager of
                                          certain Oppenheimer funds.

John Doney,




** 2 Vice President                     An officer and/or portfolio manager
                                          of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director              Secretary of the Oppenheimer Funds;
                                          Vice President of the Denver-based
                                          Oppenheimer Funds; Executive Vice
                                          President, Director and General
                                          Counsel    of    the    Distributor;
                                          President
                                          and a Director of Centennial; Chief
                                          Legal Officer and a Director of


                                      C-11





                                          MultiSource;    President    and   a
                                          Director
                                          of ORAMI; Executive Vice President,
                                          General   Counsel  and  Director  of
                                          SFSI
                                          and   SSI;    formerly   Senior   Vice
                                          President   and   Associate    General
                                          Counsel   of  the   Manager   and  the
                                          Distributor.

George Evans,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President                  None.

Scott Farrar,
Vice President                            Assistant Treasurer of the
                                          Oppenheimer funds.



                                      C-12





Leslie A. Falconio,
Assistant Vice President None.



Katherine P. Feld,
Vice President and Secretary              Vice President and Secretary of the
                                          Distributor; Secretary of
                                          HarbourView, MultiSource and
                                          Centennial;      Secretary,     Vice
                                          President
                                          and Director of Centennial Capital
                                          Corporation; Vice President and
                                          Secretary of Oppenheimer Real Asset
                                          Management, Inc.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                       An    officer,    Director    and/or
                                          portfolio
                                          manager   of   certain   Oppenheimer
                                          funds;
                                          Presently he holds the following
                                          other positions: Director (since
                                          1995) of ICI Mutual Insurance
                                          Company;  Governor  (since  1994) of
                                          St.
                                          John's College; Director (since 1994
                                          - present) of  International  Museum
                                          of
                                          Photography at George Eastman House;
                                          Director (since 1986) of GeVa
                                          Theatre. Formerly he held the
                                          following positions: formerly,
                                          Chairman  of the Board and  Director
                                          of
                                          Rochester Fund Distributors, Inc.
                                          ("RFD"); President and Director of
                                          Fielding Management Company, Inc.
                                          ("FMC"); President and Director of
                                          Rochester Capital Advisors, Inc.
                                          ("RCAI"); Managing Partner of
                                          Rochester Capital Advisors, L.P.,
                                          President and Director of Rochester
                                          Fund Services, Inc. ("RFS");
                                          President and Director of Rochester
                                          Tax Managed Fund, Inc.; Director
                                          (1993 - 1997) of VehiCare Corp.;
                                          Director    (1993   -    1996)    of
                                          VoiceMode.

John Fortuna,
Vice President                            None.

Patricia Foster,
Vice President                           Formerly she held the following


                                      C-13





                                          positions: An officer of certain
                                          Oppenheimer funds (May, 1993 -
                                          January, 1996); Secretary of
                                          Rochester Capital Advisors, Inc. and
                                          General   Counsel   (June,   1993  -
                                          January
                                          1996) of Rochester Capital Advisors,
                                          L.P.

Jennifer Foxson,
Assistant Vice President                  None.

Paula C. Gabriele,
Executive Vice President                  Formerly, Managing Director (1990-
                                          1996) for Bankers Trust Co.

Robert G. Galli,
Vice Chairman                            Trustee of the New York-based
                                         Oppenheimer Funds. Formerly Vice
                                         President and General Counsel of
                                         Oppenheimer Acquisition Corp.

Linda Gardner,
Vice President                            None.

Jill Glazerman,
Assistant Vice President                  None.

Robert Grill,
Vice President                            Formerly  Marketing  Vice  President
                                          for
                                          Bankers Trust Company (1993-1996);
                                          Steering Committee Member,
                                          Subcommittee Chairman for American
                                          Savings Education Council (1995-
                                          1996).

Caryn Halbrecht,
Vice                                      President An officer and/or  portfolio
                                          manager of certain  Oppenheimer funds;
                                          formerly   Vice   President  of  Fixed
                                          Income Portfolio Management at Bankers
                                          Trust.

Elaine T. Hamann,
Vice President                            Formerly Vice President (September,
                                          1989 - January, 1997) of Bankers
                                          Trust Company.

Glenna Hale,
Director of Investor Marketing            Formerly, Vice President (1994-1997)
                                          of Retirement Plans Services for
                                          OppenheimerFunds Services.

Thomas B. Hayes,
Assistant Vice President                  None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a   division   of   the   Manager
                                          President   and   Director   of  SFSI;
                                          President and Chief executive  Officer
                                          of SSI.


                                      C-14






Dorothy Hirshman,                        None.
Assistant Vice President


Alan Hoden,
Vice President                            None.

Merryl Hoffman,
Vice President                            None.

Scott T. Huebl,
Assistant Vice President                  None.

Richard Hymes,

Assistant Vice President                  None.


Jane Ingalls,

Vice President                           None.

Byron Ingram,
Assistant Vice President                  None.


Ronald Jamison,
Vice President                            Formerly    Vice    President    and
                                          Associate
                                          General Counsel at Prudential
                                          Securities, Inc.

Frank Jennings,

Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds ;
                                          formerly,   a  Managing   Director  of
                                          Global   Equities  at  Paine  Webber's
                                          Mitchell Hutchins division.

Thomas W. Keffer,
Senior Vice President                     Formerly Senior Managing Director
                                         (1994 - 1996) of Van Eck Global.


Avram Kornberg,
Vice President                           None.

Joseph Krist,
Assistant Vice President                  None.

Paul                                      LaRocco,  Vice  President  An  officer
                                          and/or  portfolio  manager  of certain
                                          Oppenheimer   funds  ;   formerly,   a
                                          Securities Analyst for Columbus Circle

                                          Investors.

Michael Levine,

Assistant Vice President                  None.

Shanquan Li,
Assistant Vice President                  Director  of  Board  (since   2/96),
                                          Chinese
                                          Finance Society; formerly, Chairman


                                      C-15





                                   (11/94-2/96), Chinese Finance Society; and
                                    Director (6/94-6/95),Greater China Business
                                      Networks,


Stephen F. Libera,

Vice President                            An officer and/or portfolio manager
                                          for   certain   Oppenheimer
                                          funds;
                                          a  Chartered  Financial  Analyst;  a
                                          Vice
                                          President of HarbourView; prior to
                                          March    1996         , the senior
                                          bond portfolio manager for  Panorama
                                          Series Fund    Inc., other mutual
                                          funds and pension  accounts  managed
                                          by
                                          G.R. Phelps;       also responsible
                                          for managing the public fixed-income
                                          securities department at Connecticut
                                          Mutual Life Insurance Co.


Mitchell J. Lindauer,
Vice President                            None.


David Mabry,
Assistant Vice President                  None.

Steve Macchia,
Assistant Vice President                  None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                              President, Director and Trustee of
                                          the  Oppenheimer  funds;   President
                                          and a Director of OAC, HarbourView and
                                          Oppenheimer Partnership Holdings,
                                          Inc.; Director of Oppenheimer Real
                                          Asset Management, Inc.; Chairman and
                                          Director of SSI; Director (since
                                          1993) of Hillsdown Holdings plc,
                                          U.K.;   Director   (since  1996)  of
                                          NASDAQ Stock Market, Inc.

Wesley Mayer,
Vice President                            Formerly Vice President (January,
                                          1995 - June, 1996) of Manufacturers
                                          Life Insurance Company.


Loretta McCarthy,
Executive Vice President                  None.


Kevin McNeil,
Vice President                           Treasurer  (September,  1994
                                          present)  for the Martin  Luther  King
                                          Multi-  Purpose   Center   (non-profit
                                          community organization); Formerly Vice
                                          President  (January,   1995  -  April,
                                          1996) for Lockheed Martin IMS.



                                      C-16





 Tanya Mrva,
Assistant Vice President                  None.


Lisa Migan,

Assistant Vice President               None.


Robert J. Milnamow,
Vice President                            An officer and/or portfolio manager

                                          of   certain   Oppenheimer   funds   ;
                                          formerly a Portfolio  Manager (August,
                                          1989  -  August,  1995)  with  Phoenix
                                          Securities

                                          Group.

Denis R. Molleur,
Vice President                            None.


Linda Moore,
Vice President                            Formerly, Marketing Manager (July
                                          1995-November 1996) for Chase
                                          Investment Services Corp.

Tanya Mrva,
Assistant Vice President                  None.


Kenneth Nadler,
Vice President                            None.

David Negri,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President                  None.

Robert A. Nowaczyk,
Vice President                            None.


Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                        None.

Gina M. Palmieri,
Assistant Vice President                  None.


Robert E. Patterson,
Senior Vice President                     An officer and/or portfolio manager

                                      C-17




                                          of certain Oppenheimer funds.

John  Pirie,
Assistant Vice President                  Formerly, a Vice President with
                                         Cohane Rafferty Securities, Inc.


Tilghman G. Pitts III,
Executive Vice President

and Director                            Chairman and Director of the
                                          Distributor.


Jane Putnam,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.



Russell Read,


 Senior Vice
President                                 Formerly    a    consultant     for
                                          Prudential
                                          Insurance on behalf of the General
                                          Motors Pension Plan.


Thomas Reedy,

Vice President                            An officer and/or  portfolio
                                          manager of certain Oppenheimer funds
                                          ; formerly, a Securities Analyst for
                                          the Manager.


David Robertson,
Vice President                            None.

Adam Rochlin,

Vice President


                                          None.

Michael S. Rosen
Vice President; President,
Rochester Division                       An officer and/or portfolio manager
                                          of    certain    Oppenheimer    funds;
                                          Formerly, Vice President (June, 1983 -
                                          January,  1996) of RFS, President and
                                          Director of RFD;  Vice  President  and
                                          Director of FMC;  Vice  President  and
                                          director of RCAI;  General  Partner of
                                          RCA;  Vice  President and Director of
                                          Rochester Tax Managed Fund Inc.




                                      C-18




Richard H. Rubinstein,
Senior Vice President                     An officer and/or portfolio manager
                                          of certain Oppenheimer funds;
                                          formerly    Vice    President    and
                                          Portfolio
                                          Manager/Security Analyst for
                                          Oppenheimer Capital Corp., an
                                          investment adviser.

Lawrence Rudnick,

Assistant Vice President
                                           None.


James Ruff,
Executive Vice President                  None.


Valerie Sanders,
Vice President                            None.


Ellen Schoenfeld,
Assistant Vice President                  None.

Stephanie Seminara,

Vice President                            Formerly,    Vice   President   of
                                          Citicorp

                                          Investment Services


 Richard Soper,
Assistant Vice President                  None.


Nancy Sperte,
Executive Vice President                  None.

Donald W. Spiro,

Chairman                                  Emeritus  and Director  Vice  Chairman
                                          and  Trustee  of  the  New  York-based
                                          Oppenheimer  Funds;  formerly Chairman
                                          of the Manager and the Distributor.

Richard A. Stein,
Vice President: Rochester Division        Assistant  Vice   President   (since
                                          1995)
                                          of Rochester Capitol Advisors, L.P.


Arthur Steinmetz,
Senior Vice   President                   An  officer   and/or
                                          portfolio     manager    of    certain
                                          Oppenheimer funds.

Ralph Stellmacher,
Senior Vice   President                   An  officer   and/or
                                          portfolio     manager    of    certain
                                          Oppenheimer funds.

John Stoma,

Senior Vice President, Director
Retirement Plans                         Formerly  Vice   President  of  U.S.
                                        Group Pension Strategy and Marketing for
                                         Manulife Financial.


Michael C. Strathearn,

                                      C-19





Vice President                            An officer and/or portfolio manager
                                          of certain Oppenheimer funds; a
                                          Chartered Financial Analyst; a Vice
                                          President of HarbourView; prior to
                                          March    1996         , an equity
                                          portfolio   manager   for   Panorama
                                          Series
                                          Fund,  Inc.  and other  mutual funds
                                          and pension accounts managed by G.R.

                                          Phelps.

James C. Swain,
Vice Chairman of the Board                Chairman, CEO and Trustee, Director
                                          or Managing Partner of the Denver-
                                          based Oppenheimer Funds; President
                                          and a Director of Centennial;
                                          formerly President and Director of
                                          OAMC, and Chairman of the Board of
                                          SSI.

James Tobin,
Vice President                            None.

Jay Tracey,

Vice President
                                          An officer and/or portfolio manager of
                                          certain  Oppenheimer  funds;  formerly
                                          Managing    Director   of   Buckingham
                                          Capital Management.


Gary Tyc,
Vice President, Assistant

Secretary and
 Assistant Treasurer                     Assistant Treasurer of the
                                          Distributor and SFSI.


Ashwin Vasan,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.

Dorothy Warmack,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.


Jerry  Webman,
Senior Vice President                     Director    of    New     York-based
                                          tax-exempt fixed income Oppenheimer
                                          funds; Formerly, Managing
                                          Director and Chief Fixed Income
                                          Strategist at Prudential Mutual

                                          Funds.

Christine Wells,
Vice President                            None.


                                      C-20





Joseph Welsh,
Assistant Vice President                  None.


Kenneth B.White,
Vice President                            An officer and/or portfolio manager
                                          of certain Oppenheimer funds; a
                                          Chartered Financial Analyst; Vice
                                          President of HarbourView; prior to
                                          March    1996         , an equity
                                          portfolio   manager   for   Panorama
                                          Series
                                          Fund,  Inc.  and other  mutual funds
                                          and
                                          pension   funds   managed   by  G.R.

                                          Phelps.

William L. Wilby,
Senior Vice   President                   An  officer   and/or
                                          portfolio     manager    of    certain
                                          Oppenheimer  funds;  Vice President of
                                          HarbourView.

Carol Wolf,

Vice President                            An officer and/or portfolio manager
                                          of certain Oppenheimer funds; Vice
                                          President of Centennial; Vice
                                          President,  Finance  and  Accounting
                                          and
                                          member of the Board of Directors of
                                          the Junior League of Denver, Inc.;
                                          Point of Contact: Finance Supporters
                                          of Children; Member of the Oncology
                                          Advisory Board of the Childrens
                                          Hospital; Member of the Board of
                                          Directors of the Colorado Museum of
                                          Contemporary Art.

Caleb Wong,
Assistant Vice President                  None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                           Assistant  Secretary
                                          of the Oppenheimer         funds;
                                          Assistant  Secretary of SSI


                                          and SFSI.

Jill Zachman,
Assistant Vice President:
Rochester Division                        None.


Arthur J. Zimmer,
Vice                                      President An officer and/or  portfolio
                                          manager of certain  Oppenheimer funds;
                                          Vice President of Centennial.


     The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer/Quest Rochester Funds, as set forth below:

New York-based Oppenheimer Funds

--------------------------------
Oppenheimer  Multiple  Strategies  Fund
Oppenheimer  California  Municipal Fund
Oppenheimer  Capital  Appreciation  Fund
Oppenheimer  Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer  Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer  Gold & Special  Minerals Fund
Oppenheimer  Growth Fund
Oppenheimer International  Growth Fund
Oppenheimer  Money  Market  Fund,  Inc.
Oppenheimer Multi-Sector  Income Trust
Oppenheimer  Multi-State  Municipal Trust
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer Municipal Bond Fund
Oppenheimer  U.S.Government  Trust
Oppenheimer World Bond Fund
Oppenheimer Developing Markets Fund


Quest/Rochester Funds
---------------------
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Bond Fund For Growth
Rochester Fund Municipals
Limited Term New York Municipal Fund


Denver-based Oppenheimer Funds

------------------------------
Oppenheimer Cash Reserves
Centennial America Fund, L.P.
Centennial  California Tax Exempt  Trust
Centennial  Government  Trust
Centennial  Money Market Trust
Centennial  New York Tax Exempt  Trust
Centennial  Tax Exempt  Trust
Daily Cash Accumulation Fund, Inc.

The New York Tax-Exempt  Income Fund, Inc.
Oppenheimer  Champion Income Fund
Oppenheimer  Equity Income Fund
Oppenheimer  High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer  International  Bond Fund
Oppenheimer  Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Strategic Income Fund
Oppenheimer   Municipal   Fund
Oppenheimer   Total  Return  Fund,  Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
Oppenheimer Real Asset Fund



      The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

      The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood,Colorado 80012.

      The address of MultiSource Services, Inc. is 1700
      Lincoln Street, Denver, Colorado  80203.


      The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 29.    Principal Underwriter
--------    ---------------------


     (a)  OppenheimerFunds   Distributor,  Inc.  is  the  Distributor  of  the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in

Part A and B of this Registration Statement and listed in Item 28(b) above.

     (b) The directors and officers of the Registrant's principal underwriter are:


Name & Principal                Positions & Offices         Positions & Offices
Business Address                with Underwriter            with Registrant
----------------                -------------------         -------------------
George C. Bowen(1)              Vice President and          Vice President and
                                Treasurer                   Treasurer of the
                                                            Oppenheimer funds.

Julie Bowers                    Vice President              None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan                Vice President              None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce(2)                Senior Vice President;      None
                               Director: Financial
                                Institution Division

Robert Coli                     Vice President              None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins               Vice President              None
710-3 E. Ponce de Leon Ave.
Decatur, GA  30030

William Coughlin                Vice President              None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)

E. Drew Devereaux(3)            Assistant Vice President    None

Rhonda Dixon-Gunner(1)          Assistant Vice President    None

Andrew John Donohue(2)          Executive Vice              Secretary of
                                President & Director        the Oppenheimer
                                     funds.

Wendy H. Ehrlich                Vice President              None
4 Craig Street
Jericho, NY 11753

Kent Elwell                     Vice President              None
41 Craig Place
Cranford, NJ  07016

Todd Ermenio                    Vice President              None

                                      C-24




11011 South Darlington
Tulsa, OK  74137

John Ewalt                      Vice President              None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey                    Vice President              None
201 E. Rund Grove Rd.
#26-22
Lewisville, TX 75067

Katherine P. Feld(2)            Vice President              None
                                   & Secretary

Mark Ferro                      Vice President              None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)           Vice President              None

Reed F. Finley                  Vice President              None
1657 Graefield
Birmingham, MI  48009

Wendy Fishler(2)                Vice President              None


Ronald R. Foster                Senior Vice President       None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki                Vice President              None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto                Vice President              None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles                      Vice President              None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)                  Vice President/National     None
                                  Sales Manager

Sharon Hamilton                 Vice President              None
720 N. Juanita Ave.,#1
Redondo Beach, CA 90277

Byron Ingram(2)                 Assistant Vice President    None



                                      C-25




Mark D. Johnson                 Vice President              None
129 Girard Place
Kirkwood, MO 63105

Michael Keogh(2)                Vice President              None

Richard Klein                   Vice President              None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause                   Vice President              None
13416 Larchmere Square
Shaker Heights, OH 44120

Ilene Kutno(2)                  Assistant Vice President    None

Todd Lawson                     Vice President              None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne A. LeBlang                Senior Vice President       None
23 Fox Trail
Lincolnshire, IL 60069

Dawn Lind                       Vice President              None
7 Maize Court
Melville, NY 11747

James Loehle                    Vice President              None
30 John Street
Cranford, NJ  07016

Todd Marion                     Vice President              None
21 N. Passaic Avenue
Chatham,N.J. 07928

Marie Masters                   Vice President              None
520 E. 76th Street
New York, NY  10021

John McDonough                  Vice President              None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854

Tanya Mrva(2)                   Assistant Vice President    None

Laura Mulhall(2)                Senior Vice President       None

Charles Murray                  Vice President              None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                    Vice President              None

                                      C-26




32 Carolin Road
Upper Montclair, NJ 07043

Chad V. Noel                    Vice President              None
3238 W. Taro Lane
Phoenix, AZ  85027

Joseph Norton                   Vice President              None
2518 Fillmore Street
San Francisco, CA  94115

Patrick Palmer                  Vice President              None
958 Blue Mountain Cr.
West Lake Village, CA 91362

Kevin Parchinski                Vice President              None
1105 Harney St., #310
Omaha, NE  68102

Randall Payne                   Vice President              None
3530 Providence Plantation Way
Charlotte, NC  28270

Gayle Pereira                   Vice President              None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit               Vice President              None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                   Vice President              None
1777 Larimer St. #807
Denver, CO  80202

Tilghman G. Pitts, III(2)       Chairman & Director         None

Elaine Puleo(2)                 Vice President              None

Minnie Ra                       Vice President              None
895 Thirty-First Ave.
San Francisco, CA  94121

Michael Raso                    Vice President              None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)            Vice President              None

                                      C-27





Douglas Rentschler              Vice President              None
867 Pemberton
Grosse Pointe Park, MI
48230

Ian Robertson                   Vice President              None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(3)             Vice President              None

Kenneth Rosenson                Vice President              None
3802 Knickerbocker Place
Apt. #3D
Indianapolis, IN  46240

James Ruff(2)                   President                   None

Timothy Schoeffler              Vice President              None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino               Vice President              None
785 Beau Chene Drive
Mandeville, LA  70471

Robert Shore                    Vice President              None
26 Baroness Lane
Laguna Niguel, CA 92677

George Sweeney                  Vice President              None
1855 O'Hara Lane
Middletown, PA 17057

Andrew Sweeny                   Vice President              None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum            Vice President              None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas                 Vice President              None
8116 Arlingon Blvd.
#123
Falls Church, VA 22042

Philip St. John Trimble         Vice President              None
2213 West Homer
Chicago, IL 60647

Sarah Turpin                    Vice President              None
2735 Dover Road
Atlanta,GA  30327

                                      C-28




Gary Paul Tyc(1)                Assistant Treasurer         None

Mark Stephen Vandehey(1)        Vice President              None

Marjorie Williams               Vice President              None
6930 East Ranch Road
Cave Creek, AZ  85331


(1) 6803 South Tucson Way, Englewood, Colorado 80112
(2) Two World Trade Center, New York, NY 10048-0203
(3) 350 Linden Oaks, Rochester, NY  14625-2807

      (c)  Not applicable.

Item 30.    Location of Accounts and Records


      The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds Inc., at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.


Item 31.    Management Services

      Not applicable.

Item 32.    Undertakings

      (a)   Not applicable.

      (b)   Not applicable.

      (c)   Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 10th day of October, 1997.

                        OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                          By: /s/ Bridget A. Macaskill
                        ----------------------------------------
                         Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                         Title                       Date
----------                         -----                       ----
/s/ Leon Levy*                     Chairman of the
--------------                     Board of Trustees           October 10, 1997
Leon Levy

/s/ Bridget A. Macaskill*          President, Principal
-------------------------          Executive Officer
Bridget A. Macaskill               and Trustee                 October 10, 1997

/s/ George Bowen*                  Treasurer & Principal
-----------------                  Financial & Accounting
George Bowen                       Officer                     October 10, 1997

/s/ Robert G. Galli*               Trustee                     October 10, 1997
-------------------
Robert G. Galli

/s/ Benjamin Lipstein*             Trustee                     October 10, 1997
----------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan*         Trustee                     October 10, 1997
--------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*            Trustee                     October 10, 1997
----------------------
Kenneth A. Randall

/s/ Edward V. Regan*               Trustee                     October 10, 1997
--------------------
Edward V. Regan
/s/ Russell S. Reynolds, Jr.*      Trustee                     October 10, 1997
-----------------------------
Russell S. Reynolds, Jr.

/s/ Donald W. Spiro*               Trustee                     October 10, 1997
--------------------
Donald W. Spiro

/s/ Pauline Trigere*               Trustee                     October 10, 1997
--------------------
Pauline Trigere

/s/ Clayton K. Yeutter*            Trustee                     October 10, 1997
-----------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
--------------------------------

Robert G. Zack, Attorney-in-Fact

                   OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                            Registration No. 2-82590

                         Post-Effective Amendment No. 27

                                  EXHIBIT INDEX



Form N-1A
Item No.            Description

24(b)(11)           Independent Auditors' Consent

24(b)(16)           Performance Data Computation Schedule

24(b)(17)(i)        Financial Data Schedule for Class A Shares

24(b)(17)(ii)       Financial Data Schedule for Class B Shares

24(b)(17)(iii)      Financial Data Schedule for Class C Shares